UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-2668
Oppenheimer AMT — Free Municipals

(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 01/31/2009

Item 1. Reports to Stockholders.

January 31, 2009

OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

Listing of Top Holdings

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

January 31, 2009 Oppenheimer Management AMT-Free Commentaries and Municipals Semiannual Report M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Managers Listing of Top Holdings S E M I A N N U A L R E P O RT Listing of Investments Financial Statements “Covering every twist and turn of the financial markets may be a lucrative media strategy, but investors should focus instead on the significant advantages of investing for the long term in funds that offer attractive yields and monthly streams of tax-free income.” — Dan Loughran, Senior Vice President and Senior Portfolio Manager, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS
Top Ten Categories

Special Assessment	23.3%
Tobacco—Master Settlement Agreement	20.9
Tax Increment Financing (TIF)	7.8
Hospital/Health Care	7.1
Special Tax	5.7
Gas Utilities	4.4
Multifamily Housing	3.4
Education	3.4
Adult Living Facilities	2.6
Higher Education	2.1
Portfolio holdings are subject to change. Percentages are as of January 31, 2009, and are based on the total market value of investments.
Credit Allocation

AAA	13.4%
AA	6.1
A	6.2
BBB	52.4
BB or lower	21.9
Allocations are subject to change. Percentages are as of January 31, 2009, and are dollar-weighted based on the total market value of investments. Market value, the total value of the Fund’s securities, does not include cash. Securities rated by any rating organization are included in the equivalent Standard & Poor’s rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 52.53% of the Fund’s market value, are deemed comparable in the Manager’s judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.
17 | OPPENHEIMER AMT-FREE MUNICIPALS

TOP HOLDINGS AND ALLOCATIONS
Top Ten States

Florida	27.1%
Texas	16.9
California	10.3
Ohio	9.3
Washington	6.6
Arizona	6.5
New Jersey	6.3
Georgia	6.2
Illinois	6.1
Missouri	5.1
Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2009, and are based on net assets.
18 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer AMT-Free Municipals. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 10/27/76. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 3/16/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
19 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
20 | OPPENHEIMER AMT-FREE MUNICIPALS

the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	August 1, 2008	January 31, 2009	January 31, 2009

Actual
Class A	$1,000.00	$676.80	$11.03
Class B	1,000.00	673.90	14.62
Class C	1,000.00	674.10	14.32

Hypothetical (5% return before expenses)
Class A	1,000.00	$1,012.15	13.22
Class B	1,000.00	1,007.91	17.51
Class C	1,000.00	1,008.27	17.15
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2009 are as follows:

Class	Expense Ratios

Class A	2.59%
Class B	3.43
Class C	3.36
The expense ratios reflect reduction to custodian expenses. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
21 | OPPENHEIMER AMT-FREE MUNICIPALS

THIS PAGE INTENTIONALLY LEFT BLANK.
22 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS January 31, 2009 / Unaudited

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—135.9%
Alabama—0.4%
$30,000	AL 21st Century Authority Tobacco Settlement[1]	5.500%	12/01/2021	$25,182
50,000	AL DCH Health Care Authority (Health Care Facilities)[1]	5.000	06/01/2021	46,104
15,000	AL HFA (Pelican)	6.550	03/20/2030	15,012
1,395,000	AL Space Science Exhibit Finance Authority[1]	6.000	10/01/2025	1,013,035
35,000	Birmingham, AL Baptist Medical Centers (Baptist Health System)	5.625	11/15/2015	33,039
15,000	Birmingham, AL Baptist Medical Centers (Baptist Health System)	5.875	11/15/2024	12,721
160,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)	6.125	12/01/2025	118,205
15,000	Birmingham, AL Special Care Facilities (Children’s Hospital of Alabama)[1]	5.500	06/01/2022	14,500
90,000	Birmingham, AL Special Care Facilities Financing Authority (Daughters of Charity)	5.000	11/01/2025	90,240
240,000	Cooperative District, AL Fort Deposit[1]	6.000	02/01/2036	160,709
185,000	Fayette, AL Waterworks	5.250	10/01/2016	185,540
415,000	Greater Montgomery, AL Educational Building Authority (Huntingdon College)[1]	5.100	05/01/2016	373,741
10,000	Jefferson County, AL Sewer	4.500	02/01/2012	5,905
100,000	Jefferson County, AL Sewer	5.000	02/01/2018	50,438
150,000	Jefferson County, AL Sewer	5.000	02/01/2020	75,584
4,060,000	Jefferson County, AL Sewer	5.375	02/01/2027	2,042,464
35,000	Jefferson County, AL Sewer	5.625	02/01/2018	17,647
280,000	Jefferson County, AL Sewer	5.625	02/01/2022	140,946
15,000	Lauderdale County & Florence, AL Health Care Authority (Coffee Health Group)[1]	5.250	07/01/2024	12,685
15,000	Montgomery, AL Special Care Facilities Financing Authority (Baptist Medical Center)[1]	5.375	09/01/2019	16,030
1,500,000	Tuscaloosa, AL Educational Building Authority (Stillman College)[1]	5.000	06/01/2026	994,170

				5,443,897

Alaska—2.4%
10,000	AK HFC[1]	5.200	06/01/2021	10,193
65,000	AK HFC (Veterans Mtg.)[1]	6.150	06/01/2039	65,255
8,000,000	AK HFC, Series A2	5.000	12/01/2033	7,390,080
750,000	AK Industrial Devel. and Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)[1]	6.150	08/01/2031	465,600
600,000	AK Industrial Devel. and Export Authority Community Provider (Boys & Girls Home)[1]	5.875	12/01/2027	381,078
F1 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Alaska Continued
$29,090,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	5.000%	06/01/2032	$16,298,545
11,005,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2046	5,740,428

				30,351,179

Arizona—6.5%
1,000,000	Buckeye, AZ Watson Road Community Facilities District[1]	5.750	07/01/2022	692,200
1,900,000	Buckeye, AZ Watson Road Community Facilities District[1]	6.000	07/01/2030	1,150,982
200,000	Centerra, AZ Community Facilities District[1]	5.150	07/15/2031	109,872
577,950	Central AZ Irrigation & Drain District, Series A1	6.000	06/01/2013	569,362
200,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.625	07/15/2025	137,318
100,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.800	07/15/2030	64,196
527,000	Festival Ranch, AZ Community Facilities District[1]	5.750	07/01/2032	314,008
595,000	Festival Ranch, AZ Community Facilities District[1]	5.800	07/15/2032	357,054
250,000	Gladden Farms, AZ Community Facilities District[1]	5.500	07/15/2031	144,915
800,000	Litchfield Park, AZ Community Facility District[1]	6.375	07/15/2026	552,280
1,540,000	Maricopa County, AZ IDA (Christian Care Apartments)[1]	6.500	01/01/2036	1,150,241
2,000,000	Maricopa County, AZ IDA (Christian Care Mesa II)	6.625	01/01/2034	1,347,820
500,000	Maricopa County, AZ IDA (Immanuel Campus Care)[1]	8.500	04/20/2041	386,105
1,500,000	Maricopa County, AZ IDA (Sun King Apartments)	6.750	11/01/2018	1,263,420
785,000	Maricopa County, AZ IDA (Sun King Apartments)	6.750	05/01/2031	542,207
1,035,000	Maricopa County, AZ School District No. 24 (Gila Bend)[1]	5.500	07/01/2022	842,387
200,000	Marley Park, AZ Community Facilities District[1]	5.300	07/15/2031	112,470
497,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[1]	5.300	07/01/2030	282,793
375,000	Palm Valley, AZ Community Facility District No. 3[1]	5.300	07/15/2031	206,813
980,000	Palm Valley, AZ Community Facility District No. 3[1]	5.800	07/15/2032	576,887
5,490,000	Phoenix, AZ IDA (Christian Care)	5.500	07/01/2035	3,851,400
500,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)[1]	6.250	07/01/2036	339,335
490,000	Pima County, AZ IDA (Arizona Charter School)	6.300	07/01/2031	348,998
1,400,000	Pima County, AZ IDA (Arizona Charter School)	6.500	07/01/2023	1,153,026
1,315,000	Pima County, AZ IDA (Arizona Charter School)	6.750	07/01/2031	1,009,276
2,000,000	Pima County, AZ IDA (Christian Senior Living)[1]	5.050	01/01/2037	1,461,320
500,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)[1]	6.250	06/01/2026	365,610
750,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)[1]	6.375	06/01/2036	508,470
500,000	Pima County, AZ IDA (P.L.C. Charter Schools)[1]	6.750	04/01/2036	364,940
120,000	Pima County, AZ IDA (Paradise Education Center)[1]	5.875	06/01/2033	72,372
250,000	Pima County, AZ IDA (Paradise Education Center)[1]	6.000	06/01/2036	151,028
F2 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Arizona Continued
$2,845,000	Pima County, AZ IDA (Phoenix Advantage Charter School)	5.600%		07/01/2023	$1,703,017
500,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.670		12/01/2027	340,155
650,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.750		12/01/2037	407,316
1,000,000	Pima County, AZ IDA (Valley Academy)	6.500		07/01/2038	741,770
500,000	Quail Creek, AZ Community Facilities District[1]	5.550		07/15/2030	297,980
22,500,000	Salt Verde, AZ Financial Corp.[2]	5.000		12/01/2037	14,788,629
29,030,000	Salt Verde, AZ Financial Corp.[2]	5.500		12/01/2037	20,552,208
20,000,000	Salt Verde, AZ Financial Corp.[2]	5.000		12/01/2032	13,145,448
75,000	Show Low Bluff, AZ Community Facilities District Special Assessment[1]	5.200		07/01/2017	61,715
1,655,000	Tartesso West, AZ Community Facilities District[1]	5.900		07/15/2032	988,498
3,000,000	Verrado, AZ Community Facilities District No. 1[1]	5.350		07/15/2031	1,841,880
4,775,000	Verrado, AZ Community Facilities District No. 1[1]	6.500		07/15/2027	3,617,492
1,775,000	Vistancia, AZ Community Facilities District[1]	6.750		07/15/2022	1,655,507
500,000	Westpark, AZ Community Facilities District[1]	5.250		07/15/2031	279,010

					80,849,730

Arkansas—0.1%
2,550,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[1]	6.250		02/01/2038	1,556,597
15,000	University of Arkansas (Phillips College)	5.000		09/01/2017	15,055

					1,571,652

California—10.3%
1,390,000	Azusa, CA Special Tax Community Facilities District No. 05-1[1]	5.000		09/01/2027	855,114
4,505,000	Azusa, CA Special Tax Community Facilities District No. 05-1[1]	5.000		09/01/2037	2,481,895
2,220,000	Beaumont, CA Financing Authority, Series B1	5.875		09/01/2023	1,755,798
18,330,000	CA Access to Loans for Learning Student Loan Corp.	7.000		01/01/2036	17,055,882
16,500,000	CA County Tobacco Securitization Agency	5.714	[3]	06/01/2046	337,920
7,000,000	CA County Tobacco Securitization Agency	6.500	[3]	06/01/2046	143,360
6,000,000	CA County Tobacco Securitization Agency	6.650	[3]	06/01/2046	106,680
129,820,000	CA County Tobacco Securitization Agency	6.700	[3]	06/01/2050	1,307,287
8,450,000	CA County Tobacco Securitization Agency	7.234	[3]	06/01/2033	685,802
38,650,000	CA County Tobacco Securitization Agency	7.550	[3]	06/01/2055	195,569
8,000,000	CA County Tobacco Securitization Agency	7.750	[3]	06/01/2046	142,240
2,715,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125		06/01/2038	1,508,834
4,060,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125		06/01/2038	2,256,304
93,000,000	CA County Tobacco Securitization Agency (TASC)	6.650	[3]	06/01/2046	1,461,030
4,335,000	CA Golden State Tobacco Securitization Corp.[1]	5.000		06/01/2036	2,396,735
F3 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$65,930,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	0.000%[4]		06/01/2037	$25,139,109
5,210,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2033	3,257,969
9,560,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.125		06/01/2047	5,141,750
414,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.973	[3]	06/01/2047	7,642,440
110,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.000	[3]	06/01/2047	1,755,600
590,000	CA Independent Cities Lease Finance Authority (Morgan Hill-Hacienda Valley)[1]	5.950		11/15/2039	385,954
1,615,000	Chino, CA Community Facilities District Special Tax No. 2005-1	5.000		09/01/2027	927,769
5,015,000	Chino, CA Community Facilities District Special Tax No. 2005-1	5.000		09/01/2036	2,527,259
2,000,000	Corona-Norco, CA Unified School District Community Facilities No. 04-1[1]	5.200		09/01/2036	1,147,880
2,000,000	Corona-Norco, CA Unified School District Public Financing Authority Special Tax[1]	5.000		09/01/2036	1,109,460
1,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2[1]	5.200		09/01/2027	686,880
2,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2[1]	5.250		09/01/2037	1,263,980
970,000	Elk Grove, CA Special Tax Community Facilities District No. 2005-1X1	5.250		09/01/2037	342,866
420,000	Hemet, CA Unified School District[1]	5.050		09/01/2026	287,620
60,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.625	[3]	06/01/2036	3,573,600
120,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.750	[3]	06/01/2047	2,215,200
360,655,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.000	[3]	06/01/2057	1,954,750
345,750,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.001	[3]	06/01/2057	1,393,373
2,345,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 14[1]	6.000		09/01/2027	1,676,722
5,175,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 14[1]	6.150		09/01/2037	3,494,522
745,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 14[1]	6.200		09/01/2037	506,734
1,425,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 14[1]	6.200		09/01/2037	969,257
1,685,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 17[1]	5.200		09/01/2036	977,435
1,270,000	Lake Elsinore, CA Special Tax[1]	5.150		09/01/2025	893,890
1,195,000	Lake Elsinore, CA Special Tax[1]	5.250		09/01/2030	795,990
2,450,000	Lake Elsinore, CA Special Tax[1]	5.250		09/01/2035	1,565,967
F4 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

California Continued
$2,000,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[1]	7.125%		12/01/2024	$1,434,160
4,175,000	Los Angeles, CA Regional Airports Improvement Corp. (Delta Airlines)[1]	6.350		11/01/2025	3,043,659
610,000	Menifee, CA Union School District Special Tax[1]	5.000		09/01/2026	413,312
365,000	Menifee, CA Union School District Special Tax Community Facilities District No. 2006-3[1]	5.000		09/01/2037	221,179
2,500,000	Modesto, CA Special Tax Community Facilities District No. 4[1]	5.150		09/01/2036	1,549,600
660,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3[1]	5.000		09/01/2027	441,210
1,250,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3[1]	5.000		09/01/2037	757,463
580,000	Perris, CA Community Facilities District Special Tax No. 2001[1]	5.000		09/01/2026	392,985
1,605,000	Perris, CA Community Facilities District Special Tax No. 2001[1]	5.000		09/01/2037	968,152
660,000	Perris, CA Community Facilities District Special Tax No. 2005-1[1]	5.000		09/01/2037	398,119
7,000,000	Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise[1]	6.625		03/01/2018	5,702,130
13,675,000	Southern CA Tobacco Securitization Authority	6.400	[3]	06/01/2046	243,142
47,250,000	Southern CA Tobacco Securitization Authority	7.100	[3]	06/01/2046	742,298
5,000,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000		06/01/2037	2,747,950
2,500,000	Stockton, CA Public Financing Authority, Series A1	5.250		09/01/2031	1,963,250
235,000	Temecula Valley, CA Unified School District Community Facilities District No. 2004[1]	5.000		09/01/2037	143,221
2,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.450		09/01/2026	1,112,740
1,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.500		09/01/2036	487,920
100,000	Victor Valley, CA Union High School District[1]	5.050		09/01/2025	71,246
1,160,000	Victor Valley, CA Union High School District[1]	5.100		09/01/2035	723,631
2,025,000	Westside, CA Union School District Community Facilities District Special Tax No. 2005-2[1]	5.000		09/01/2036	1,235,210

					129,117,003

Colorado—3.8%
500,000	CO Andonea Metropolitan District No. 2[1]	6.125		12/01/2025	318,790
1,000,000	CO Andonea Metropolitan District No. 3[1]	6.250		12/01/2035	573,440
2,800,000	CO Arista Metropolitan District[1]	6.750		12/01/2035	1,889,580
500,000	CO Beacon Point Metropolitan District[1]	6.125		12/01/2025	356,100
4,500,000	CO Broomfield Village Metropolitan District No. 2[1]	6.250		12/01/2032	3,019,320
960,000	CO Central Marksheffel Metropolitan District[1]	7.250		12/01/2029	707,069
F5 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Colorado Continued
$7,200,000	CO Compark Business Campus Metropolitan District[1]	5.600%		12/01/2034	$5,810,184
500,000	CO Copperleaf Metropolitan District No. 2[1]	5.850		12/01/2026	304,365
625,000	CO Copperleaf Metropolitan District No. 2[1]	5.950		12/01/2036	341,138
500,000	CO Crystal Crossing Metropolitan District[1]	6.000		12/01/2036	275,010
10,000	CO Deer Creek Metropolitan District[1]	5.000		12/01/2026	10,198
500,000	CO Educational and Cultural Facilities Authority (Banning Lewis Ranch Academy)[1]	6.125		12/15/2035	334,020
5,000,000	CO Educational and Cultural Facilities Authority (Inn at Auraria)	6.000		07/01/2042	2,768,150
10,000	CO Educational and Cultural Facilities Authority (University of Northern Colorado)[1]	5.000		07/01/2031	8,171
500,000	CO Elbert and Highway 86 Metropolitan District[1]	5.750		12/01/2036	277,170
1,000,000	CO Elkhorn Ranch Metropolitan District[1]	6.375		12/01/2035	611,290
500,000	CO Fallbrook Metropolitan District[1]	5.625		12/01/2026	323,905
10,000	CO Health Facilities Authority (Denver Options)[1]	5.375		02/01/2022	6,974
30,000	CO Health Facilities Authority (Denver Options)[1]	5.625		02/01/2032	18,357
500,000	CO Heritage Todd Creek Metropolitan District[1]	5.500		12/01/2037	292,765
500,000	CO High Plains Metropolitan District[1]	6.250		12/01/2035	300,230
500,000	CO Horse Creek Metropolitan District[1]	5.750		12/01/2036	305,965
500,000	CO Huntington Trails Metropolitan District[1]	6.250		12/01/2036	298,980
1,825,000	CO International Center Metropolitan District No. 3[1]	6.500		12/01/2035	1,084,616
500,000	CO Liberty Ranch Metropolitan District[1]	6.250		12/01/2036	298,980
625,000	CO Madre Metropolitan District No. 2[1]	5.500		12/01/2036	299,500
1,000,000	CO Murphy Creek Metropolitan District No. 3[1]	6.000		12/01/2026	679,010
2,850,000	CO Murphy Creek Metropolitan District No. 3[1]	6.125		12/01/2035	1,762,811
2,670,000	CO North Pines Metropolitan District[1]	6.750		12/01/2036	1,795,922
1,545,000	CO North Range Metropolitan District No. 1[1]	5.000		12/15/2024	855,667
1,250,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2018	883,075
500,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2037	253,910
1,000,000	CO Northwest Metropolitan District No. 3[1]	6.125		12/01/2025	564,830
1,875,000	CO Northwest Metropolitan District No. 3[1]	6.250		12/01/2035	968,869
125,000	CO Potomac Farms Metropolitan District[1]	0.000	[4]	12/01/2023	93,389
750,000	CO Potomac Farms Metropolitan District[1]	7.250		12/01/2037	489,923
500,000	CO Prairie Center Metropolitan District No. 3[1]	5.250		12/15/2021	363,100
815,000	CO Prairie Center Metropolitan District No. 3[1]	5.400		12/15/2031	512,904
750,000	CO Regency Metropolitan District[1]	5.750		12/01/2036	396,773
20,000	CO Ridges Metropolitan District Mesa County[1]	6.100		10/15/2013	20,078
1,000,000	CO Serenity Ridge Metropolitan District No. 2[5]	7.500		12/01/2034	478,750
270,000	CO Silver Dollar Metropolitan District[1]	5.100		12/01/2030	166,782
F6 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Colorado Continued
$500,000	CO Silver Peaks Metropolitan District[1]	5.750%	12/01/2036	$290,945
1,000,000	CO Sorrell Ranch Metropolitan District	6.750	12/15/2036	642,840
685,000	CO Tallgrass Metropolitan District[1]	5.250	12/01/2037	384,799
540,000	CO Tallyns Reach Metropolitan District No. 3[1]	5.100	12/01/2026	359,770
500,000	CO Traditions Metropolitan District No. 2[1]	5.750	12/01/2036	305,965
1,129,000	CO Wheatlands Metropolitan District[1]	6.000	12/01/2025	757,412
500,000	CO Wheatlands Metropolitan District[1]	6.125	12/01/2035	309,265
250,000	CO Woodmen Heights Metropolitan District No. 1[1]	6.750	12/01/2020	200,125
4,500,000	CO Woodmen Heights Metropolitan District No. 1[1]	7.000	12/01/2030	3,201,975
10,000,000	Ebert, CO Metropolitan District[1]	5.350	12/01/2037	7,044,000
175,000	Fairplay, CO Sanitation District[1]	5.250	12/15/2031	114,168
180,000	Jefferson County, CO (Section 14 Metropolitan District)[1]	5.000	12/01/2018	166,694
1,200,000	Kiowa, CO Water and Sewer[1]	5.500	12/01/2030	1,009,380
2,970,000	Loveland, CO Special Assessment[1]	5.625	07/01/2029	1,873,714
30,000	University of Colorado Hospital Authority[1]	5.200	11/15/2017	29,588
20,000	University of Colorado Hospital Authority[1]	5.250	11/15/2022	17,694

				47,828,394

Connecticut—0.7%
75,000	CT Devel. Authority (Church Homes)[1]	5.800	04/01/2021	65,336
785,000	CT H&EFA (Bridgeport Hospital)[1]	6.625	07/01/2018	789,365
50,000	CT H&EFA (Bridgeport Hospital/Bridgeport Hospital Foundation Obligated Group)[1]	5.250	07/01/2015	50,022
25,000	CT H&EFA (DKH)[1]	5.375	07/01/2016	25,051
220,000	CT H&EFA (DKH/CHHC/HNE Obligated Group)[1]	5.375	07/01/2026	211,220
20,000	CT H&EFA (Lawrence & Memorial Hospital)[1]	5.000	07/01/2013	20,008
50,000	CT H&EFA (Middlesex Hospital)	5.125	07/01/2017	49,210
10,000	CT H&EFA (Sacred Heart University)[1]	5.000	07/01/2028	7,783
20,000	CT HFA[1]	5.200	11/15/2021	20,178
60,000	CT HFA[1]	5.600	06/15/2017	60,478
500,000	Georgetown, CT Special Taxing District[1]	5.125	10/01/2036	251,870
10,150,000	Mashantucket, CT Western Pequot Tribe, Series B	5.750	09/01/2027	6,768,325

				8,318,846

Delaware—0.4%
4,000,000	Bridgeville, DE Special Obligation (Heritage Shores)[1]	5.450	07/01/2035	2,186,320
255,000	DE EDA (General Motors Corp.)	5.600	04/01/2009	75,863
5,000	DE Health Facilities Authority (Bayhealth Medical Center)[1]	5.200	07/01/2029	4,686
1,000,000	Kent County, DE Student Hsg. (Delaware State University Student Hsg. Foundation)[1]	5.000	07/01/2025	640,580
F7 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Delaware Continued
$630,000	Kent County, DE Student Hsg. (Delaware State University Student Hsg. Foundation)[1]	5.000%		07/01/2030	$367,265
2,310,000	Millsboro, DE Special Obligation (Plantation Lakes)[1]	5.450		07/01/2036	1,280,433

					4,555,147

District of Columbia—0.6%
720,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750		05/15/2040	499,896
72,125,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.375	[3]	06/15/2046	1,128,035
304,205,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.924	[3]	06/15/2046	5,679,507

					7,307,438

Florida—27.1%
855,000	Aberdeen, FL Community Devel. District[1]	5.250		11/01/2015	564,753
975,000	Aberdeen, FL Community Devel. District[1]	5.500		05/01/2036	560,781
2,000,000	Amelia Concourse, FL Community Devel. District[1]	5.750		05/01/2038	1,174,020
700,000	Amelia Walk, FL Community Devel. District Special Assessment[1]	5.500		05/01/2037	362,208
14,585,000	Arborwood, FL Community Devel. District (Centex Homes)[1]	5.250		05/01/2016	11,140,752
1,155,000	Arlington Ridge, FL Community Devel. District[5]	5.500		05/01/2036	508,200
6,750,000	Ave Maria Stewardship, FL Community Devel. District[1]	5.125		05/01/2038	3,127,343
1,530,000	Avelar Creek, FL Community Devel. District[1]	5.375		05/01/2036	744,284
435,000	Avignon Villages, FL Community Devel. District[5,6]	5.300		05/01/2014	195,206
250,000	Avignon Villages, FL Community Devel. District[5,6]	5.400		05/01/2037	112,188
440,000	Bahia Lakes, FL Community Devel. District[1]	5.450		05/01/2037	234,137
1,620,000	Bainebridge, FL Community Devel. District[1]	5.500		05/01/2038	865,112
65,000	Baker County, FL Hospital Authority[1]	5.300		12/01/2023	44,121
7,680,000	Bartram Park, FL Community Devel. District[1]	5.300		05/01/2035	4,132,301
1,865,000	Bay Laurel Center, FL Community Devel. District[1]	5.450		05/01/2037	1,086,101
1,545,000	Baywinds, FL Community Devel. District[1]	5.250		05/01/2037	712,678
1,400,000	Beacon Lakes, FL Community Devel. District Special Assessment[1]	6.000		05/01/2038	858,508
1,200,000	Beacon Lakes, FL Community Devel. District Special Assessment[1]	6.200		05/01/2038	722,100
1,775,000	Beacon, FL Tradeport Community Devel. District[1]	7.250		05/01/2033	1,350,935
115,000	Bluewaters, FL Community Devel. District Special Assessment[1]	6.000		05/01/2035	85,388
2,000,000	Boynton Village, FL Community Devel. District Special Assessment[1]	6.000		05/01/2038	1,156,640
F8 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$25,000	Broward County, FL Educational Facilities Authority (Nova Southeastern University)[1]	5.625%	04/01/2034	$19,598
2,000,000	Callaway, FL Capital Improvement[1]	5.000	08/01/2026	1,323,020
5,615,000	Callaway, FL Capital Improvement[1]	5.250	08/01/2032	3,504,602
5,520,000	Callaway, FL Capital Improvement[1]	5.250	08/01/2037	3,337,999
200,000	Cape Coral, FL Health Facilities Authority (Gulf Care)[1]	5.625	10/01/2027	167,818
195,000	Cape Coral, FL Health Facilities Authority (Gulf Care)[1]	6.000	10/01/2025	175,791
1,345,000	Cascades, FL Groveland Community Devel. District[1]	5.300	05/01/2036	602,331
3,930,000	Century Gardens at Tamiami, FL Community Devel. District (Century Gardens at Tamiami)[1]	6.125	05/01/2012	2,127,466
6,825,000	Century Gardens at Tamiami, FL Community Devel. District (Century Gardens at Tamiami)[1]	6.250	05/01/2037	3,698,604
3,500,000	Chapel Creek, FL Community Devel. District Special Assessment[1]	5.500	05/01/2038	1,605,940
1,500,000	City Center, FL Community Devel. District[1]	6.000	05/01/2038	910,725
1,700,000	Clearwater Cay, FL Community Devel. District[1]	5.500	05/01/2037	783,598
3,510,000	Concorde Estates, FL Community Devel. District[1]	5.850	05/01/2035	1,806,597
1,245,000	Connerton West, FL Community Devel. District[1]	5.125	05/01/2016	766,422
1,685,000	Copperstone, FL Community Devel. District[1]	5.200	05/01/2038	865,163
2,685,000	Cordoba Ranch, FL Community Devel. District Special Assessment[5]	5.550	05/01/2037	1,186,770
450,000	Coronado, FL Community Devel. District[1]	6.000	05/01/2038	281,565
4,395,000	Creekside, FL Community Devel. District[1]	5.200	05/01/2038	2,176,887
400,000	Crestview II, FL Community Devel. District Special Assessment[1]	5.600	05/01/2037	251,508
875,000	Crosscreek, FL Community Devel. District[1]	5.500	05/01/2017	405,913
425,000	Crosscreek, FL Community Devel. District[1]	5.600	05/01/2039	197,549
5,900,000	Cypress Creek of Hillsborough County, FL Community Devel. District[1]	5.350	05/01/2037	2,769,165
1,495,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)[1]	8.000	06/01/2022	1,235,199
10,000	Dania, FL Sales Tax[1]	5.000	10/01/2025	9,399
25,000	Destin, FL Community Redevel. Agency (Town Center Area)[1]	5.300	05/01/2027	16,622
1,900,000	Double Branch, FL Special Assessment Community Devel. District[1]	6.700	05/01/2034	1,565,828
1,880,000	Dupree Lakes, FL Community Devel. District[1]	5.375	05/01/2037	1,078,124
1,020,000	Durbin Crossing, FL Community Devel. District Special Assessment[1]	5.250	11/01/2015	626,504
10,000	Duval County, FL HFA (C.A.U. Eagles Point North/C.A.U. Cedars Obligated Group)[1]	5.650	07/01/2022	10,008
380,000	East Homestead, FL Community Devel. District[1]	5.000	05/01/2011	272,179
2,440,000	East Homestead, FL Community Devel. District[1]	5.375	05/01/2036	1,304,424
F9 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$1,365,000	East Homestead, FL Community Devel. District[1]	5.450%	11/01/2036	$817,512
500,000	Enclave at Black Point Marina, FL Community Devel. District[1]	5.200	05/01/2014	326,225
250,000	Enclave at Black Point Marina, FL Community Devel. District[1]	5.400	05/01/2037	129,045
50,000	Escambia County, FL Health Facilities Authority (Baptist Manor)[1]	5.125	10/01/2019	44,817
880,000	Fiddler’s Creek, FL Community Devel. District[1]	5.875	05/01/2021	644,846
7,500,000	Fiddler’s Creek, FL Community Devel. District No. 2[1]	6.000	05/01/2038	4,599,150
610,000	FL Capital Trust Agency (AHF Florida LLC)[1]	8.125	10/01/2038	398,318
2,550,000	FL Capital Trust Agency (American Opportunity)	5.875	06/01/2038	1,359,023
5,850,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[1]	7.000	07/15/2032	4,657,653
1,875,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[1]	8.260	07/15/2038	1,524,338
25,000	FL Correctional Private Commission (350 Bed Youthful) COP[1]	5.000	08/01/2017	25,030
240,000	FL Gateway Services Community Devel. District (Sun City Center)[1]	6.500	05/01/2033	193,783
7,885,000	FL Island at Doral III Community Devel. District Special Assessment[1]	5.900	05/01/2035	4,089,871
1,100,000	FL Lake Ashton II Community Devel. District[1]	5.375	05/01/2036	618,112
90,000	FL Mira Lago West Community Devel. District[1]	5.375	05/01/2036	52,590
1,000,000	FL New Port Tampa Bay Community Devel. District[5]	5.300	11/01/2012	348,750
7,310,000	FL New Port Tampa Bay Community Devel. District[5]	5.875	05/01/2038	2,549,363
500,000	FL Parker Road Community Devel. District[1]	5.350	05/01/2015	380,480
500,000	FL Parker Road Community Devel. District[1]	5.600	05/01/2038	265,030
950,000	FL Principal One Community Devel. District[1]	5.650	05/01/2035	670,529
60,000	FL State Board of Education[1]	5.000	06/01/2024	60,097
3,960,000	Flora Ridge, FL Educational Facilities Benefit District[1]	5.300	05/01/2037	2,309,828
2,500,000	Fontainbleau Lakes, FL Community Devel. District[1]	6.000	05/01/2015	1,946,300
1,000,000	Fontainbleau Lakes, FL Community Devel. District[1]	6.000	05/01/2038	565,870
1,080,000	Forest Creek, FL Community Devel. District[1]	5.450	05/01/2036	565,142
10,000,000	Grand Bay at Doral, FL Community Devel. District[1]	6.000	05/01/2017	6,984,600
3,000,000	Grand Bay at Doral, FL Community Devel. District[1]	6.000	05/01/2039	1,568,670
3,625,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[1]	5.500	05/01/2038	1,908,091
3,820,000	Harrison Ranch, FL Community Devel. District[1]	5.300	05/01/2038	2,072,617
375,000	Hawks Point, FL Community Devel. District[1]	5.300	05/01/2039	202,541
3,895,000	Heritage Bay, FL Community Devel. District[1]	5.500	05/01/2036	2,240,248
945,000	Heritage Harbour South, FL Community Devel. District[1]	6.500	05/01/2034	759,090
195,000	Heritage Isles, FL Community Devel. District[6]	7.100	10/01/2023	101,295
1,235,000	Heritage Plantation, FL Community Devel. District[1]	5.400	05/01/2037	629,665
F10 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$10,000	Hialeah, FL Hsg. Authority[1]	5.800%	06/20/2033	$10,084
315,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A1	5.500	05/01/2036	139,936
985,000	Highlands, FL Community Devel. District[1]	5.000	05/01/2011	875,291
5,700,000	Highlands, FL Community Devel. District[1]	5.550	05/01/2036	3,026,016
745,000	Hillsborough County, FL IDA (Senior Care Group)[1]	6.750	07/01/2029	543,217
25,000	Hillsborough County, FL IDA (Tampa General Hospital)[1]	5.400	10/01/2028	20,609
25,000	Indian River County, FL Water and Sewer[1]	5.250	09/01/2020	25,483
905,000	Indigo, FL Community Devel. District[1]	5.750	05/01/2036	468,057
10,000	Jacksonville, FL Electric Authority (Water and Sewer)	5.250	10/01/2039	9,543
35,000	Jacksonville, FL Health Facilities Authority (Daughters of Charity Health Services of Austin)	5.250	08/15/2027	35,275
25,000	Jacksonville, FL Sales Tax[1]	5.000	10/01/2030	24,164
4,005,000	K-Bar Ranch, FL Community Devel. District Special Assessment[1]	5.450	05/01/2036	2,163,381
5,710,000	Keys Cove, FL Community Devel. District[1]	5.500	05/01/2036	3,351,827
240,000	Lake Frances, FL Community Devel. District Special Assessment[1]	5.300	05/01/2037	122,743
75,000	Lakeland, FL Hospital System (Lakeland Regional Medical Center)[1]	5.250	11/15/2025	63,926
250,000	Lakeside Landings, FL Devel. District[1]	5.500	05/01/2038	126,023
1,000,000	Landmark at Doral, FL Community Devel. District Special Assessment[1]	5.500	05/01/2038	458,840
4,500,000	Lee County, FL IDA (Cypress Cove Healthpark)[1]	6.750	10/01/2032	3,087,720
500,000	Legends Bay, FL Community Devel. District[1]	5.500	05/01/2014	328,560
500,000	Legends Bay, FL Community Devel. District[1]	5.875	05/01/2038	274,140
2,110,000	Lucaya, FL Community Devel. District[1]	5.375	05/01/2035	1,227,218
2,500,000	Madeira, FL Community Devel. District[1]	5.250	11/01/2014	1,334,575
2,500,000	Madeira, FL Community Devel. District[1]	5.450	05/01/2039	1,244,300
530,000	Madison County, FL Mtg. (Twin Oaks)[1]	6.000	07/01/2025	371,239
1,775,000	Magnolia Creek, FL Community Devel. District[1]	5.900	05/01/2039	1,001,313
1,480,000	Magnolia West, FL Community Devel. District Special Assessment[1]	5.350	05/01/2037	774,514
1,925,000	Marsh Harbor, FL Community Devel. District, Series A1	5.450	05/01/2036	1,207,033
9,290,000	Meadow Pines, FL Community Devel. District Special Assessment[1]	6.250	05/01/2034	6,189,370
1,605,000	Meadow Woods, FL Community Devel. District Special Assessment[1]	6.050	05/01/2035	851,709
3,015,000	Mediterranea, FL Community Devel. District Special Assessment[1]	5.600	05/01/2037	1,406,015
2,390,000	Miami Beach, FL Health Facilities Authority (Mt. Sinai Medical Center)[1]	6.800	11/15/2031	1,545,995
F11 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$50,000	Miami, FL Health Facilities Authority (Catholic Health East)[1]	5.250%	11/15/2028	$42,621
2,470,000	Midtown Miami, FL Community Devel. District Special Assessment[1]	6.500	05/01/2037	1,609,254
4,260,000	Miromar Lakes, FL Community Devel. District[1]	6.875	05/01/2035	2,956,653
3,500,000	Miromar Lakes, FL Community Devel. District[1]	7.375	05/01/2032	2,624,510
3,930,000	Monterey/Congress, FL Community Devel. District Special Assessment[1]	5.375	05/01/2036	2,272,680
9,710,000	Moody River, FL Estates Community Devel. District[1]	5.350	05/01/2036	4,557,874
11,285,000	Myrtle Creek, FL Improvement District Special Assessment[1]	5.200	05/01/2037	5,796,089
160,000	Naples, FL Hospital Revenue (Naples Community Hospital)[1]	5.250	10/01/2014	160,029
580,000	Naturewalk, FL Community Devel. District[1]	5.300	05/01/2016	336,789
500,000	Naturewalk, FL Community Devel. District[1]	5.500	05/01/2038	261,680
1,800,000	Northern Palm Beach, FL Improvement District[1]	5.350	08/01/2041	986,364
490,000	Oak Creek, FL Community Devel. District Special Assessment[1]	5.800	05/01/2035	295,965
7,605,000	Oakland, FL Charter School[1]	6.950	12/01/2032	5,765,198
1,345,000	Oakmont Grove, FL Community Devel. District Special Assessment[1]	5.250	05/01/2012	606,689
500,000	Oakmont Grove, FL Community Devel. District Special Assessment[1]	5.400	05/01/2038	225,520
300,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)[1]	8.875	07/01/2021	293,847
800,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)[1]	9.000	07/01/2031	722,640
250,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)[1]	5.500	07/01/2032	150,808
375,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)[1]	5.500	07/01/2038	215,224
25,000	Orlando & Orange County, FL Expressway Authority[1]	5.000	07/01/2028	24,126
1,250,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[6]	7.000	07/01/2036	891,288
35,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[1]	5.500	12/01/2021	29,482
25,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[1]	5.625	12/01/2031	17,990
2,100,000	Palm Coast Park, FL Community Devel. District Special Assessment[1]	5.700	05/01/2037	1,117,347
1,425,000	Palm Glades, FL Community Devel. District[1]	4.850	05/01/2011	824,719
2,510,000	Palm Glades, FL Community Devel. District[1]	5.300	05/01/2036	1,448,822
460,000	Palm River, FL Community Devel. District[5]	5.150	05/01/2013	206,425
F12 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$250,000	Palm River, FL Community Devel. District[5]	5.375%	05/01/2036	$112,188
4,675,000	Palma Sola Trace, FL Community Devel. District[1]	5.750	05/01/2035	2,668,163
2,725,000	Parkway Center, FL Community Devel. District, Series A1	6.125	05/01/2024	1,829,729
2,205,000	Parkway Center, FL Community Devel. District, Series A1	6.300	05/01/2034	1,356,009
1,470,000	Pine Ridge Plantation, FL Community Devel. District[1]	5.400	05/01/2037	695,869
100,000	Pinellas County, FL Educational Facilities Authority (Barry University)[1]	5.375	10/01/2028	80,144
820,000	Pinellas County, FL Educational Facilities Authority (Barry University)[1]	5.875	10/01/2030	684,372
1,500,000	Pinellas County, FL Health Facility Authority (St. Mark Village)[1]	5.650	05/01/2037	859,215
430,000	Poinciana West, FL Community Devel. District Special Assessment[1]	6.000	05/01/2037	289,506
25,000	Port Everglades, FL Authority, Series A1	5.000	09/01/2016	26,032
705,000	Port St. Lucie, FL Special Assessment (Peacock & Lowry)[1]	5.350	07/01/2027	459,145
750,000	Portico, FL Community Devel. District[1]	5.450	05/01/2037	389,640
2,670,000	Portofino Cove, FL Community Devel. District Special Assessment[1]	5.250	05/01/2012	1,469,808
500,000	Portofino Cove, FL Community Devel. District Special Assessment[1]	5.500	05/01/2038	275,785
285,000	Portofino Landings, FL Community Devel. District Special Assessment[1]	5.200	05/01/2017	201,236
1,000,000	Portofino Landings, FL Community Devel. District Special Assessment[1]	5.400	05/01/2038	531,340
300,000	Portofino Springs, FL Community Devel. District Special Assessment[1]	5.500	05/01/2038	168,306
7,100,000	Quarry, FL Community Devel. District[1]	5.250	05/01/2016	5,199,330
700,000	Quarry, FL Community Devel. District[1]	5.250	05/01/2036	366,485
46,915,000	Quarry, FL Community Devel. District[1]	5.500	05/01/2036	25,599,170
11,190,000	Renaissance Commons, FL Community Devel. District, Series A1	5.600	05/01/2036	6,519,406
1,795,000	Reunion East, FL Community Devel. District[1]	5.800	05/01/2036	902,364
6,025,000	Reunion East, FL Community Devel. District, Series A1	7.375	05/01/2033	3,824,369
2,440,000	Reunion West, FL Community Devel. District[1]	6.250	05/01/2036	1,202,822
750,000	Ridgewood Trails, FL Community Devel. District[1]	5.650	05/01/2038	385,448
2,500,000	River Glen, FL Community Devel. District Special Assessment[1]	5.450	05/01/2038	1,323,975
1,165,000	Riverwood Estates, FL Community Devel. District Special Assessment[5,6]	5.350	05/01/2037	511,144
250,000	Rolling Hills, FL Community Devel. District[1]	5.450	05/01/2037	118,720
400,000	Santa Rosa Bay, FL Bridge Authority[1]	6.250	07/01/2028	269,608
F13 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$16,500,000	Sarasota, FL National Community Devel. District Special Assessment[1]	5.300%	05/01/2039	$8,480,010
25,000	Seminole County, FL GO1	5.125	04/01/2010	25,084
2,285,000	Shingle Creek, FL Community Devel. District[1]	6.100	05/01/2025	1,428,856
6,340,000	Shingle Creek, FL Community Devel. District[1]	6.125	05/01/2037	3,459,167
2,875,000	Six Mile Creek, FL Community Devel. District[1]	5.875	05/01/2038	1,255,110
1,265,000	Sonoma Bay, FL Community Devel. District, Series A1	5.450	05/01/2036	719,545
1,750,000	South Bay, FL Community Devel. District[6]	5.125	11/01/2009	610,313
2,750,000	South Bay, FL Community Devel. District[5,6]	5.375	05/01/2013	959,063
5,400,000	South Bay, FL Community Devel. District[5]	5.950	05/01/2036	1,883,250
75,000	South Lake County, FL Hospital District (Orlando Regional Healthcare System)[1]	5.800	10/01/2034	60,668
1,280,000	South-Dade, FL Venture Community Devel. District[1]	6.125	05/01/2034	978,150
3,000,000	St. John’s Forest, FL Community Devel. District, Series A1	6.125	05/01/2034	1,910,220
400,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)[1]	5.250	10/01/2041	212,268
990,000	Stonebrier, FL Community Devel. District[1]	5.500	05/01/2037	537,402
880,000	Stonegate, FL Community Devel. District[1]	6.000	05/01/2024	738,285
995,000	Stonegate, FL Community Devel. District[1]	6.125	05/01/2034	760,359
1,055,000	Stoneybrook, FL South Community Devel. District[1]	5.800	05/01/2039	618,736
730,000	Summerville, FL Community Devel. District[1]	5.500	05/01/2036	393,711
10,000	Sunrise, FL Utility System[1]	5.250	10/01/2019	10,013
2,000,000	Sweetwater Creek, FL Community Devel. District[1]	5.500	05/01/2038	967,840
2,535,000	Tern Bay, FL Community Devel. District[5,6]	5.000	05/01/2015	884,081
500,000	Tern Bay, FL Community Devel. District[5,6]	5.375	05/01/2037	174,375
4,880,000	Town Center, FL at Palm Coast Community Devel. District[1]	6.000	05/01/2036	2,810,880
245,000	Turnbull Creek, FL Community Devel. District Special Assessment[1]	5.250	05/01/2037	126,053
9,550,000	Turnbull Creek, FL Community Devel. District Special Assessment[1]	5.800	05/01/2035	5,785,581
9,325,000	Two Creeks, FL Community Devel. District[1]	5.250	05/01/2037	4,683,295
25,000	University of South Florida (University Bookstore)[1]	5.900	07/01/2010	25,081
5,830,000	Verandah East, FL Community Devel. District[1]	5.400	05/01/2037	3,232,560
4,530,000	Verandah, FL Community Devel District[1]	5.250	05/01/2036	2,566,381
1,085,000	Verano Center, FL Community Devel. District[1]	5.375	05/01/2037	511,426
9,390,000	Verona Walk, FL Community Devel. District[1]	5.375	05/01/2037	5,248,353
1,000,000	Villa Portofino East, FL Community Devel. District[1]	5.200	05/01/2037	538,860
1,755,000	Villa Portofino West, FL Community Devel. District[1]	5.350	05/01/2036	995,243
2,565,000	Villa Vizcaya, FL Community Devel. District Special Assessment[1]	5.350	05/01/2017	1,776,827
F14 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$420,000	Villa Vizcaya, FL Community Devel. District Special Assessment[1]	5.550%	05/01/2039	$227,846
1,600,000	Villages of Westport, FL Community Devel. District[1]	5.700	05/01/2035	895,744
7,000,000	Villagewalk of Bonita Springs, FL Community Devel. District[1]	5.150	05/01/2038	3,562,790
5,100,000	Vista, FL Community Devel. District Special Assessment[1]	5.375	05/01/2037	2,850,543
1,500,000	Waterford Estates, FL Community Devel. District Special Assessment[6]	5.125	05/01/2013	690,915
2,470,000	Waterford Estates, FL Community Devel. District Special Assessment[1]	5.500	05/01/2037	1,138,522
3,730,000	Watergrass, FL Community Devel. District Special Assessment[1]	4.875	11/01/2010	1,950,753
1,250,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.125	11/01/2014	628,138
790,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.375	05/01/2039	396,604
6,055,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.500	05/01/2036	3,149,569
950,000	Waterlefe, FL Community Devel. District Golf Course	8.125	10/01/2025	135,024
6,810,000	Waters Edge, FL Community Devel. District[1]	5.300	05/01/2036	3,972,341
880,000	Waters Edge, FL Community Devel. District[1]	5.350	05/01/2039	442,050
250,000	Waters Edge, FL Community Devel. District[1]	5.400	05/01/2039	125,575
1,785,000	Waterstone, FL Community Devel. District[1]	5.500	05/01/2018	984,552
3,895,000	Wentworth Estates, FL Community Devel. District[1]	5.125	11/01/2012	1,832,325
3,725,000	Wentworth Estates, FL Community Devel. District[1]	5.625	05/01/2037	1,753,246
70,000	West Palm Beach, FL Utility System[1]	5.000	10/01/2027	65,942
1,100,000	West Villages, FL Improvement District[1]	5.350	05/01/2015	858,209
4,145,000	West Villages, FL Improvement District[1]	5.500	05/01/2037	2,278,880
3,500,000	West Villages, FL Improvement District[1]	5.500	05/01/2038	1,915,270
7,450,000	West Villages, FL Improvement District[1]	5.800	05/01/2036	4,316,828
5,055,000	Westridge, FL Community Devel. District[5]	5.800	05/01/2037	2,318,981
5,925,000	Westside, FL Community Devel. District[1]	5.650	05/01/2037	3,337,434
690,000	World Commerce, FL Community Devel. District Special Assessment[1]	5.500	05/01/2038	285,743
5,530,000	World Commerce, FL Community Devel. District Special Assessment[1]	6.125	05/01/2035	2,568,243
2,800,000	World Commerce, FL Community Devel. District Special Assessment[1]	6.500	05/01/2036	1,369,032
2,250,000	Wyld Palms, FL Community Devel. District[1]	5.400	05/01/2015	1,365,503
1,465,000	Wyld Palms, FL Community Devel. District[1]	5.500	05/01/2038	705,793
450,000	Zephyr Ridge, FL Community Devel. District	5.250	05/01/2013	252,468
F15 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$990,000	Zephyr Ridge, FL Community Devel. District	5.625%	05/01/2037	$491,377

				337,730,956

Georgia—6.2%
13,140,000	Athens, GA Area Facilities Corp. COP (Georgia Dept. of Labor)[2]	5.000	06/15/2037	10,798,189
270,000	Athens, GA Area Facilities Corp. COP (Georgia Dept. of Labor)	5.000	06/15/2037	221,862
12,990,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)[1]	6.000	07/01/2036	7,145,929
2,470,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)[1]	6.250	07/01/2036	1,410,444
15,000	Atlanta, GA HDC (Bedford Tower)	6.250	01/01/2015	15,036
20,000	Chatham County, GA Hospital Authority (Memorial Health University Medical Center)[1]	5.500	01/01/2034	12,327
10,000	Clark County, GA Hospital Authority (Athens Regional Medical)[1]	5.250	01/01/2029	9,439
50,000	Columbus, GA Building Authority[1]	5.500	04/01/2013	50,338
15,000	Dalton, GA Devel. Authority (Hamilton Health Care System)	5.000	08/15/2028	11,450
30,000	Dalton, GA Devel. Authority (Hamilton Health Care System/Hamilton Medical Center Obligated Group)[1]	5.375	08/15/2016	30,003
9,090,000	De Kalb County, GA Devel. Authority Public Purpose	5.500	12/10/2023	6,740,599
10,000	De Kalb County, GA Hsg. Authority (Spring Chase Apartments)[1]	5.400	11/01/2030	9,986
3,735,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	3,457,004
5,575,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	5,160,053
100,000	Fulton County, GA Hospital Authority (Northside Hospital)[1]	5.125	10/01/2016	99,899
10,000	Fulton County, GA Hospital Authority (Northside Hospital)[1]	5.375	10/01/2012	10,008
225,000	GA Hsg. and Finance Authority (Hunters Grove)[1]	5.850	01/01/2017	225,410
22,000,000	GA Main Street Natural Gas[2]	5.500	09/15/2026	16,839,634
13,000,000	GA Main Street Natural Gas[2]	5.500	09/15/2027	9,761,356
5,000,000	GA Main Street Natural Gas[2]	5.500	09/15/2028	3,696,916
120,000	GA Municipal Electric Authority, Series A1	5.000	11/01/2024	119,990
2,260,000	Northwestern Gwinnett County, GA Facilities Corp. COP (Dept. of Labor)[2]	5.000	06/15/2021	2,011,111
900,000	Northwestern Gwinnett County, GA Facilities Corp. COP (Dept. of Motor Vehicle Safety)[2]	5.000	06/15/2021	800,885
4,465,000	Northwestern Gwinnett County, GA Facilities Corp. II COP (Georgia Dept. of Driver Services)[2]	5.000	06/15/2028	3,973,280
F16 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Georgia Continued
$1,770,000	Northwestern Gwinnett County, GA Facilities Corp. II COP (Georgia Dept. of Driver Services)[2]	5.000%	06/15/2028	$1,575,074
3,135,000	Northwestern Gwinnett County, GA Facilities Corp. II COP (Georgia Dept. of Driver Services)[2]	5.000	06/15/2029	2,789,750
5,000	Private Colleges & Universities Authority, GA (Mercer University)	5.375	06/01/2031	3,231
500,000	Savannah, GA EDA (Skidway Health & Living Services)[1]	7.400	01/01/2024	433,305
20,000	Savannah, GA Resource Recovery Devel. Authority[1]	5.100	08/01/2014	20,056
40,000	Ware County, GA Hospital Authority (Southeast Health Unit)[1]	6.625	03/01/2017	40,043

				77,472,607

Idaho—1.2%
11,520,000	ID Health Facilities Authority (Portneuf Medical Center)[1]	5.000	09/01/2035	8,288,064
65,000	ID Hsg. Agency (Multifamily Hsg.)	6.700	07/01/2024	65,064
15,000	ID Hsg. Agency (Single Family Mtg.)	5.800	07/01/2025	15,008
5,360,000	Pocatello, ID Devel. Authority Revenue Allocation Tax Increment, Series A1	6.000	08/01/2028	3,739,029
2,980,000	Twin Falls, ID Urban Renewal Agency, Series A1	5.450	08/01/2022	2,286,971

				14,394,136

Illinois—6.1%
600,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)[1]	5.625	01/01/2018	452,046
1,825,000	Bedford Park, IL Tax[1]	5.125	12/30/2018	1,430,052
355,000	Carol Stream, IL Tax (Geneva Crossing)[1]	5.000	12/30/2021	252,838
40,000	Chicago, IL GO1	5.125	01/01/2029	40,036
235,000	Chicago, IL Midway Airport, Series B1	5.000	01/01/2035	204,838
5,000,000	Chicago, IL O’Hare International Airport (Delta Airlines)[1]	6.450	05/01/2018	3,386,700
5,000,000	Chicago, IL Tax (Pilsen Redevel.)[1]	6.750	06/01/2022	4,477,400
2,400,000	Cook County, IL Community School District GO1	7.125	06/01/2024	2,126,784
949,000	Cortland, IL Special Tax (Sheaffer System)[1]	5.500	03/01/2017	575,996
270,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.400	03/01/2016	225,909
320,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.625	03/01/2036	180,422
1,250,000	Gilberts, IL Special Service Area No. 19 Special Tax (Conservancy)[5]	5.375	03/01/2016	685,938
1,100,000	Hampshire, IL Special Service Area No. 16 (Crown Devel.-Prairie Ridge)[1]	6.000	03/01/2046	558,987
2,500,000	Hampshire, IL Special Service Area No. 17 (Crown Devel.-Oakstead)[1]	6.000	03/01/2045	1,270,400
1,500,000	Hampshire, IL Special Service Area No. 19 (Crown Devel.-Prairie Ridge East)[1]	6.000	03/01/2046	762,255
F17 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Illinois Continued
$6,025,000	Harvey, IL Hotel Motel Tax & Sales (Hotel & Conference Center)[1]	6.875%	08/01/2028	$4,379,271
160,000	IL Devel. Finance Authority (Community Rehabilitation Providers)[1]	5.700	07/01/2019	143,635
10,000	IL Devel. Finance Authority (Geneva School District School 304)[1]	6.300	06/01/2010	10,149
145,000	IL Devel. Finance Authority Pollution Control (Central Illinois Public Service Company)	5.700	08/15/2026	137,605
500,000	IL Devel. Finance Authority Pollution Control (Illinois Power Company)[1]	5.400	03/01/2028	476,515
1,920,000	IL Finance Authority (Bethel Terrace Apartments)	5.125	09/01/2025	1,287,610
750,000	IL Finance Authority (Franciscan Communities)[1]	5.500	05/15/2027	487,905
750,000	IL Finance Authority (Franciscan Communities)[1]	5.500	05/15/2037	422,228
2,000,000	IL Finance Authority (Friendship Village Schaumburg)[1]	5.625	02/15/2037	1,103,900
500,000	IL Finance Authority (Luther Oaks)[1]	5.700	08/15/2028	324,510
500,000	IL Finance Authority (Luther Oaks)[1]	6.000	08/15/2039	309,345
1,000,000	IL Finance Authority (Lutheran Social Services of Illinois/Vesper Management Corp. Obligated Group)[1]	5.125	08/15/2028	586,410
1,750,000	IL Finance Authority (Noble Network Charter Schools)[1]	5.000	09/01/2027	1,045,153
2,000,000	IL Finance Authority (Noble Network Charter Schools)[1]	5.000	09/01/2031	1,113,020
2,745,000	IL Finance Authority (Noble Network Charter Schools)[1]	5.000	09/01/2032	1,510,436
15,000,000	IL Finance Authority (Resurrection Health Care)[2]	5.250	05/15/2029	13,607,250
3,000,000	IL Finance Authority Student Hsg. (MJH Education Assistance)[6]	5.125	06/01/2035	1,662,060
30,000	IL GO1	5.125	12/01/2010	30,091
15,000	IL GO1	5.125	12/01/2011	15,042
5,000,000	IL Health Facilities Authority (Covenant Retirement Communities)[1]	5.625	12/01/2032	3,940,200
60,000	IL Health Facilities Authority (Decatur Memorial Hospital)[1]	5.375	11/15/2021	56,992
60,000	IL Health Facilities Authority (EMH/EMHH/EMHS Obligated Group)[1]	5.625	01/01/2028	49,801
10,000	IL Health Facilities Authority (Holy Family Medical Center)[1]	5.000	08/15/2027	7,784
35,000	IL Health Facilities Authority (Holy Family Medical Center)[1]	5.125	08/15/2022	30,680
75,000	IL Health Facilities Authority (Loyola University)[1]	5.000	07/01/2024	63,430
15,000	IL Health Facilities Authority (Northwestern Medical Faculty Foundation)[1]	5.125	11/15/2028	11,996
80,000	IL Health Facilities Authority (Rockford Memorial Hospital/Rockford Memorial Health Services Corp. Obligated Group)	5.000	08/15/2021	70,901
F18 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Illinois Continued
$25,000	IL Health Facilities Authority (Sarah Bush Lincoln Health Center)[1]	5.500%	02/15/2016	$25,010
85,000	IL Health Facilities Authority (Sarah Bush Lincoln Health Center)[1]	5.750	02/15/2022	82,981
10,500,000	IL Health Facilities Authority (Sinai Health System)[2]	5.100	08/15/2033	9,393,038
95,000	Lake County, IL HFC, Series A1	6.700	11/01/2014	95,253
1,705,000	Lakemoor Village, IL Special Tax[1]	5.000	03/01/2027	1,347,035
2,725,000	Lincolnshire, IL Special Service Area No. 1 Special Tax (Sedgebrook)[1]	6.250	03/01/2034	1,703,915
1,455,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[1]	6.125	03/01/2040	769,273
180,000	Markham, IL GO1	5.750	02/01/2028	156,127
1,250,000	Plano, IL Special Service Area No. 5[1]	6.000	03/01/2036	746,563
500,000	Southwestern IL Devel. Authority (Eden Retirement Center)[1]	5.850	12/01/2036	297,240
6,015,000	Southwestern IL Devel. Authority (Local Government Programming)[1]	7.000	10/01/2022	4,627,580
1,150,000	Southwestern IL Devel. Authority (Village of Sauget)[1]	5.625	11/01/2026	740,819
30,000	Springfield, IL Water[1]	5.400	03/01/2015	30,076
1,000,000	Vernon Hills, IL Tax Increment (Town Center)[1]	6.250	12/30/2026	750,660
1,000,000	Volo Village, IL Special Service Area (Lancaster Falls)[1]	5.750	03/01/2036	548,090
3,981,000	Volo Village, IL Special Service Area (Remington Pointe)[1]	6.450	03/01/2034	2,442,662
1,820,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)[1]	5.875	03/01/2036	1,120,774
1,734,000	Yorkville, IL United City Special Services Area Special Tax (Raintree Village II)[1]	6.250	03/01/2035	1,132,874

				75,524,490

Indiana—0.8%
4,080,000	Dekalb City, IN Hospital Authority (Dekalb Memorial Hospital)[1]	5.000	08/01/2016	3,230,952
1,600,000	Hamilton County, IN Redevel. District (Thomas Electrics)[1]	5.100	02/01/2031	969,600
55,000	IN Devel. Finance Authority (USX Corp.)[1]	5.600	12/01/2032	40,325
45,000	IN Health Facility Financing Authority (Community Hospital of Anderson)[1]	6.000	01/01/2023	44,999
15,000	IN Health Facility Financing Authority (Deaconess Hospital)[1]	5.500	03/01/2029	13,446
70,000	IN Health Facility Financing Authority (Kings Daughters Hospital Assoc.)[1]	5.625	08/15/2027	60,379
50,000	IN Municipal Power Agency, Series A1	5.300	01/01/2023	50,017
10,000	Indianapolis, IN Gas Utility (Distribution System)[1]	5.000	08/15/2024	10,001
70,000	Marion County, IN Convention & Recreational Facilities Authority[1]	5.000	06/01/2027	65,984
F19 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Indiana Continued
$55,000	Marion County, IN Convention & Recreational Facilities Authority[1]	5.000%	06/01/2027	$50,011
4,750,000	North Manchester, IN (Estelle Peabody Memorial Home)[1]	7.125	07/01/2022	3,939,698
65,000	Petersburg, IN Pollution Control (Indianapolis Power & Light Company)[1]	5.400	08/01/2017	58,017
2,250,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)[1]	6.500	07/01/2022	1,783,283
100,000	St. Joseph County, IN Economic Devel. (Madison Center)[1]	5.500	02/15/2021	95,464

				10,412,176

Iowa—2.9%
400,000	Bremer County, IA Retirement Facilities (Bartels Lutheran)[1]	5.125	11/15/2020	291,992
1,000,000	Dickinson County, IA Hsg. (Spirit Lake)	5.875	12/01/2036	597,050
25,000	Hills, IA (Mercy Hospital)[1]	5.000	08/15/2028	19,696
750,000	IA Finance Authority (Amity Fellowserve)[1]	6.500	10/01/2036	500,775
400,000	IA Finance Authority (Boys & Girls Home and Family Services)[1]	5.900	12/01/2028	262,820
50,000	IA Finance Authority Health Care Facilities (Genesis Medical Center)[1]	5.200	07/01/2017	50,007
500,000	IA Finance Authority Retirement Community (Friendship Haven)[1]	5.750	11/15/2019	394,750
1,000,000	IA Finance Authority Retirement Community (Friendship Haven)[1]	6.000	11/15/2024	734,390
900,000	IA Finance Authority Retirement Community (Friendship Haven)[1]	6.125	11/15/2032	585,018
350,000	IA Finance Authority Senior Hsg. (Bethany Manor)[1]	5.450	11/01/2026	224,851
500,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[1]	5.375	06/01/2025	304,310
7,975,000	IA Tobacco Settlement Authority[1]	5.375	06/01/2038	4,409,617
3,250,000	IA Tobacco Settlement Authority[1]	5.500	06/01/2042	1,789,970
46,257,219	IA Tobacco Settlement Authority (TASC)[2]	5.625	06/01/2046	25,668,843

				35,834,089

Kansas—0.3%
1,565,000	Hays, KS Sales Tax[1]	6.000	01/01/2025	1,171,121
95,000	La Cygne, KS Pollution Control (Kansas Gas & Electric Company)	5.100	03/01/2023	85,834
735,000	Overland Park, KS Transportation Devel. District (Grass Creek)[1]	4.850	09/01/2016	629,505
2,475,000	Pittsburgh, KS Special Obligation (North Broadway Redevel.)[1]	4.900	04/01/2024	1,634,465

				3,520,925
F20 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Kentucky—0.0%
$30,000	Jefferson County, KY Health Facilities (Alliant Health System)[1]	5.125%	10/01/2027	$23,711
75,000	Jefferson County, KY Health Facilities (University Medical Center)[1]	5.250	07/01/2022	66,686
970,000	Kenton County, KY Airport (Delta Airlines)[5,6,7]	8.000	12/01/2015	7,275
5,000	KY EDFA (Pikeville Medical Center)[1]	5.700	02/01/2028	4,189
215,000	KY EDFA (St. Claire Medical Center)[1]	5.625	09/01/2021	201,971
80,000	KY Hsg. Corp.[1]	5.200	07/01/2022	81,327
15,000	Springfield, KY Educational Devel. (St. Catherine College)[1]	5.750	10/01/2035	12,876

				398,035

Louisiana—2.7%
10,000	Calcasieu Parish, LA Industrial Devel. Board Pollution Control (Entergy Gulf States)[1]	5.450	07/01/2010	9,923
22,055,000	Jefferson Parish, LA Finance Authority (Single Family Mtg.)[2]	5.250	12/01/2032	22,138,096
2,000,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2018	848,500
35,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2035	13,246
3,085,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.500	09/01/2022	1,245,291
1,000,000	LA Local Government EF&CD Authority (Bellemont Apartments)	6.000	09/01/2022	751,090
1,750,000	LA Local Government EF&CD Authority (Bellemont Apartments)	6.000	09/01/2027	1,186,448
3,925,000	LA Local Government EF&CD Authority (Bellemont Apartments)	6.000	09/01/2035	2,475,576
740,000	LA Local Government EF&CD Authority (Bellemont Apartments)	7.500	09/01/2016	650,815
1,355,000	LA Local Government EF&CD Authority (Capital Projects and Equipment)[1]	6.550	09/01/2025	1,045,342
25,000	LA Public Facilities Authority (Dillard University)[1]	5.300	08/01/2026	24,719
45,000	LA Public Facilities Authority (Touro Infirmary)[1]	5.500	08/15/2019	39,581
2,500,000	Lakeshore Villages, LA Master Community Devel. District[1]	5.250	07/01/2017	1,891,525
75,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.000	07/15/2027	56,056
135,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.500	07/15/2018	130,526
290,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.600	07/15/2025	241,022
40,000	Orleans Parish, LA Parishwide School District	5.125	09/01/2018	40,053
F21 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Louisiana Continued
$20,000	Orleans Parish, LA Parishwide School District	5.375%	09/01/2021	$20,017
25,000	Orleans Parish, LA School Board[1]	5.300	09/01/2013	25,053
170,000	Orleans Parish, LA School Board[1]	5.375	09/01/2018	170,221
300,000	Pointe Coupee Parish, LA Pollution Control (Gulf State Utilities Company)[1]	6.700	03/01/2013	281,703
500,000	St. Tammany Parish, LA Hospital Service District (St. Tammany Parish Hospital)[1]	5.000	07/01/2022	396,975
25,000	Terrebonne Parish, LA Hospital Service District No. 1 (Terrebonne General Medical Center)[1]	5.375	04/01/2028	20,908

				33,702,686

Maryland—0.5%
10,000	Baltimore, MD Wastewater[1]	5.125	07/01/2042	9,681
25,000	MD EDC Student Hsg. (Allegheny College Hsg.)[1]	5.750	09/01/2020	18,589
40,000	MD EDC Student Hsg. (Allegheny College Hsg.)[1]	6.000	09/01/2032	24,680
4,900,000	MD EDC Student Hsg. (Bowie State University)	5.375	06/01/2033	2,712,444
620,000	MD EDC Student Hsg. (Collegiate Hsg. Foundation)	5.750	06/01/2029	426,238
520,000	MD EDC Student Hsg. (Collegiate Hsg. Foundation)	6.000	06/01/2030	366,148
50,000	MD EDC Student Hsg. (Morgan State University)	6.000	07/01/2034	30,229
2,000,000	MD EDC Student Hsg. (University of Maryland)	5.625	10/01/2023	1,276,960
65,000	MD EDC Student Hsg. (University Village at Sheppard Pratt)[1]	6.000	07/01/2033	41,496
625,000	MD H&HEFA (Edenwald)[1]	5.200	01/01/2024	448,419
65,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.375	07/01/2020	65,101
20,000	MD H&HEFA (Medstar Health)[1]	5.500	08/15/2033	17,618
1,000,000	Prince Georges County, MD Special District (Victoria Falls)[1]	5.250	07/01/2035	513,690
750,000	Salisbury, MD Special Obligation (Villages at Aydelotte Farm)[1]	5.250	01/01/2037	393,143

				6,344,436

Massachusetts—1.0%
60,000	Boston, MA Industrial Devel. Financing Authority (Boston Alzheimer’s Center)[1]	5.900	02/01/2022	60,034
100,000	MA Devel. Finance Agency (Boston Biomedical Research)[1]	5.750	02/01/2029	69,638
260,000	MA Devel. Finance Agency (Evergreen Center)[1]	5.500	01/01/2035	168,548
50,000	MA Devel. Finance Agency (Northern Berkshire Community Services)[1]	6.250	08/15/2029	34,538
50,000	MA Devel. Finance Agency (Orchard Cove)[1]	5.250	10/01/2037	26,774
2,825,000	MA Devel. Finance Agency (Pacific Rim Charter Public School)[1]	5.125	06/01/2031	1,660,507
25,000	MA H&EFA (Beverly Hospital Corp.)[1]	5.250	07/01/2023	21,628
11,840,000	MA H&EFA (Emerson Hospital)[1]	5.000	08/15/2025	9,565,654
F22 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Massachusetts Continued
$60,000	MA H&EFA (VC/TC/FRS/VCS Obligated Group)[1]	5.300%		11/15/2028	$43,121
270,000	MA Industrial Finance Agency (Avon Associates)[1]	5.375		04/01/2020	240,980
20,000	MA Turnpike Authority, Series A1	5.000		01/01/2039	14,720
100,000	MA Turnpike Authority, Series B1	5.125		01/01/2023	89,981

					11,996,123

Michigan—3.0%
30,000	Clare County, MI Sewer Disposal System[1]	5.850		11/01/2021	31,003
10,000	Detroit, MI Local Devel. Finance Authority[1]	5.500		05/01/2021	5,454
200,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.375		07/01/2018	154,604
130,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.375		07/01/2028	80,071
2,350,000	Grand Traverse Academy, MI Public School Academy[1]	4.625		11/01/2027	1,428,025
1,000,000	Grand Traverse Academy, MI Public School Academy[1]	4.750		11/01/2032	572,970
500,000	Grand Traverse Academy, MI Public School Academy[1]	5.000		11/01/2022	358,135
50,000	Howell, MI Public Schools[1]	5.000		05/01/2025	50,431
5,000	Kalamazoo, MI Hospital Finance Authority (Bronson Methodist Hospital)	5.250		05/15/2018	4,874
2,175,000	MI Hospital Finance Authority (Detroit Medical Center Obligated Group)[1]	5.250		08/15/2027	1,289,297
10,000	MI Hospital Finance Authority (OHC/OUH Obligated Group)[1]	5.000		08/15/2018	10,090
75,000	MI Hospital Finance Authority (OHC/OUH Obligated Group)[1]	5.000		08/15/2031	66,132
265,000	MI Hospital Finance Authority (Port Huron Hospital/Marwood Manor Nursing Home)[1]	5.500		07/01/2015	265,607
10,000	MI Hospital Finance Authority (Sisters of Mercy Health System)	5.250		08/15/2021	10,029
14,600,000	MI Hospital Finance Authority (Trinity Health)[2]	6.125		12/01/2023	15,439,150
15,000	MI Hsg. Devel. Authority (Walled Lake Villa)[1]	6.000		04/15/2018	15,144
2,325,000	MI Job Devel. Authority Pollution Control (General Motors Corp.)	5.550		04/01/2009	674,250
340,000	MI John Tolfree Health System Corp.[1]	6.000		09/15/2023	252,661
1,155,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000		12/01/2035	796,211
12,072,406	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	5.850		08/31/2027	8,103,844
500,000	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875		08/31/2028	402,915
1,323,000,000	MI Tobacco Settlement Finance Authority	9.838	[3]	06/01/2058	5,463,990
250,000	Monroe County, MI Hospital Finance Authority (Mercy Memorial Hospital Corp.)[1]	5.500		06/01/2035	143,080
F23 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Michigan Continued
$120,000	Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A1	6.600%	06/01/2022	$120,179
40,000	Northern MI University[1]	5.000	12/01/2025	40,064
15,000	Oakland County, MI Sewer Disposal (White Lake Township)	6.000	05/01/2013	15,105
450,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.375	11/01/2030	291,857
1,325,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.625	11/01/2035	859,554
405,000	Pontiac, MI Tax Increment Finance Authority[1]	6.250	06/01/2022	283,658
40,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)[1]	5.250	11/15/2031	31,926
10,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)[1]	5.250	11/15/2035	7,727
100,000	Wayne County, MI Building Authority[1]	5.250	06/01/2016	100,292

				37,368,329

Minnesota—0.8%
885,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)[1]	5.375	02/15/2032	495,060
600,000	Cottage Grove, MN Senior Hsg.[1]	6.000	12/01/2046	394,050
750,000	Minneapolis, MN Tax Increment (St. Anthony Falls)[1]	5.750	02/01/2027	477,585
1,000,000	Mound, MN Hsg. & Redevel. Authority (Metroplaines)[1]	5.000	02/15/2027	870,840
1,615,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.000	02/01/2031	879,077
250,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.375	08/01/2021	178,278
1,500,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.625	02/01/2031	897,765
300,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)[1]	6.250	03/01/2029	196,509
6,976,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[1]	7.000	03/01/2029	5,025,999
520,000	St. Paul, MN Port Authority (Great Northern)[1]	6.000	03/01/2030	324,813

				9,739,976

Mississippi—0.2%
80,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.750	07/01/2031	70,110
35,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.200	07/01/2018	35,022
60,000	Lowndes County, MS Solid Waste Disposal & Pollution Control (Weyerhaeuser Company)[1]	6.800	04/01/2022	46,662
5,145,000	MS Home Corp. (Valley State Student Hsg.)	5.500	12/01/2035	2,340,409

				2,492,203
F24 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Missouri—5.1%
$95,000	Bates County, MO Hospital (Bates County Memorial Hospital)[1]	5.650%		03/01/2021	$80,080
15,000	Bates County, MO Hospital (Bates County Memorial Hospital)[1]	5.750		03/01/2031	11,271
200,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.625		03/01/2025	145,132
310,000	Branson Hills, MO Infrastructure Facilities[1]	5.000		04/01/2013	290,272
400,000	Branson Hills, MO Infrastructure Facilities[1]	5.000		04/01/2014	367,300
250,000	Branson Hills, MO Infrastructure Facilities[1]	5.500		04/01/2027	170,780
900,000	Branson, MO IDA (Branson Hills Redevel.)[1]	5.750		05/01/2026	644,481
365,000	Branson, MO IDA (Branson Hills Redevel.)[1]	7.050		05/01/2027	299,964
2,260,000	Branson, MO IDA (Branson Landing)[1]	5.250		06/01/2021	1,718,640
8,000,000	Branson, MO IDA (Branson Shoppe Redevel.)[1]	5.950		11/01/2029	5,573,280
675,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)[5]	5.875		12/01/2031	377,156
400,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.500		04/01/2021	316,336
400,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.625		04/01/2027	281,760
250,000	Cottleville, MO COP[5]	5.100		08/01/2023	222,908
300,000	Cottleville, MO COP[5]	5.125		08/01/2026	254,472
930,000	Hawk Ridge, MO Transportation Devel. District[1]	4.650		02/01/2017	763,586
3,840,000	Hawk Ridge, MO Transportation Devel. District[1]	5.000		02/01/2030	2,343,437
13,500,000	Hazelwood, MO Transportation Devel. District (370/ Missouri Bottom Road/Tausig Road)[1]	7.200		05/01/2033	10,304,145
2,575,000	Independence, MO 39th Street Transportation[1]	6.875		09/01/2032	1,954,863
1,285,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.150		06/01/2016	1,122,833
1,250,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.400		06/01/2024	898,713
3,815,000	Kansas City, MO Tax Increment (Southtown)[1]	6.000		03/01/2017	3,424,344
580,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.500		03/01/2021	461,094
250,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.750		03/01/2029	173,960
1,025,000	Liberty, MO Tax Increment (Liberty Triangle)[1]	5.875		10/01/2029	711,043
2,100,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.750		11/01/2026	1,525,902
15,000	MO Environmental Improvement & Energy Resources Authority	5.550		07/01/2010	15,053
355,000	MO Grindstone Plaza Transportation Devel. District[5]	5.500		10/01/2031	187,263
15,000	MO H&EFA (FHS/FNH Obligated Group)[1]	5.375		02/15/2014	15,031
10,000	MO H&EFA (Fontbonne College)[1]	5.200		10/01/2020	7,876
10,280,678	MO Hanley/Eager Road Transportation Devel. District, Series A1	7.750	[3]	12/01/2023	3,335,463
30,000	MO HDC (Single Family Mtg.)[1]	5.550		03/01/2029	30,002
248,000	Northwoods, MO Transportation Devel. District[1]	5.850		02/01/2031	160,456
1,675,000	Osage Beach, MO Tax Increment (Prewitts Point)[1]	4.800		05/01/2016	1,375,008
1,500,000	Osage Beach, MO Tax Increment (Prewitts Point)[1]	5.000		05/01/2023	995,640
F25 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Missouri Continued
$350,000	Ozark Centre, MO Transportation Devel. District[1]	5.375%		09/01/2032	$218,988
1,500,000	Raymore, MO Tax Increment[1]	5.375		03/01/2020	1,120,365
2,750,000	Raymore, MO Tax Increment[1]	5.625		03/01/2028	1,730,988
2,500,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[1]	5.625		11/01/2025	1,818,550
9,000,000	St. Joseph, MO IDA (Living Community of St. Joseph)[1]	7.000		08/15/2032	6,765,660
1,000,000	St. Joseph, MO IDA, Series B1	5.375		11/01/2023	743,630
1,005,000	St. Joseph, MO IDA, Series B1	5.500		11/01/2027	699,761
1,170,000	St. Louis, MO IDA (Southtown Redevel.)[1]	5.125		05/01/2026	738,598
481,000	St. Louis, MO Tax Increment (1505 Missouri Avenue Redevel.)[1]	6.000		08/04/2025	300,596
854,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)[1]	6.000		08/21/2026	524,288
1,896,000	St. Louis, MO Tax Increment (1619 Washington Redevel.)[1]	5.500		03/09/2027	1,082,673
700,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500		05/29/2028	378,350
545,000	St. Louis, MO Tax Increment (Printers Lofts)[1]	6.000		08/21/2026	334,586
806,000	St. Louis, MO Tax Increment (Washington East Condominiums)[1]	5.500		01/20/2028	435,272
500,000	St. Louis, MO Tax Increment (Washington East Condominiums)[1]	5.500		01/20/2028	270,020
1,080,000	St. Louis, MO Tax Increment Financing (Ludwig Lofts)[1]	6.690		04/21/2029	674,233
375,000	St. Louis, MO Tax Increment Financing, Series A1	5.500		09/02/2028	200,925
3,525,000	St. Louis, MO Tax Increment, Series A1	6.600		01/21/2028	2,200,058
620,000	Stone Canyon, MO Improvement District (Infrastructure)[1]	5.700		04/01/2022	477,592
320,000	Stone Canyon, MO Improvement District (Infrastructure)[1]	5.750		04/01/2027	223,472
35,000	University of Missouri (System Facilities)[1]	5.000		11/01/2018	35,070
1,000,000	University Place, MO Transportation Devel. District[1]	5.000		03/01/2026	655,200
2,500,000	University Place, MO Transportation Devel. District[1]	5.000		03/01/2032	1,481,700

					63,670,119

Montana—0.1%
1,450,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)[1]	0.000	[4]	09/01/2031	832,779
375,000	MT Facilities Finance Authority (St. John’s Lutheran)[1]	6.000		05/15/2025	265,673

					1,098,452

Nebraska—1.1%
450,000	Douglas County, NE Hsg. Authority (Orchard Gardens)[1]	5.150		10/01/2032	340,475
25,000	Grand Island, NE Electric[1]	5.000		08/15/2009	25,079
32,600,000	NE Central Plains Gas Energy[5]	2.126	[8]	12/01/2026	11,719,700
F26 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Nebraska Continued
$3,065,000	NE Educational Facilities Authority (Midland Lutheran College)[1]	5.600%		09/15/2029	$1,940,298
40,000	Scotts Bluff County, NE Hospital Authority (Regional West Medical Center)[1]	5.250		11/15/2028	34,492

					14,060,044

Nevada—2.0%
325,000	Clark County, NV Improvement District[1]	5.000		02/01/2026	153,325
260,000	Clark County, NV Improvement District[1]	5.050		02/01/2031	113,183
20,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)	5.625		01/01/2032	8,644
5,105,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)	6.850	[3]	01/01/2019	1,493,059
1,000,000	Director of the State of NV Dept. of Business & Industry (Las Ventanas Retirement)	7.000		11/15/2034	544,740
1,165,000	Las Vegas, NV Local Improvement Bonds[1]	6.250		06/01/2024	751,926
6,200,000	Las Vegas, NV Paiute Tribe, Series A1	6.625		11/01/2017	5,726,444
1,615,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	5.875		06/01/2021	970,615
9,270,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	6.125		06/01/2031	4,750,041
95,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.200		08/01/2016	71,299
135,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.250		08/01/2017	97,019
285,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.300		08/01/2018	197,163
650,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	5.850		08/01/2018	505,180
1,055,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.000		08/01/2023	723,519
565,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.000		08/01/2027	356,238
795,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.150		08/01/2037	465,592
3,280,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[1]	6.400		06/01/2020	2,579,622
7,420,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[1]	6.700		06/01/2028	5,253,583

					24,761,192

New Hampshire—0.7%
305,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.650	[3]	01/01/2029	61,061
3,220,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.700	[3]	01/01/2030	589,872
495,000	Manchester, NH Hsg. & Redevel. Authority, Series B	6.000	[3]	01/01/2023	175,497
F27 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New Hampshire Continued
$120,000	NH H&EFA (Catholic Medical Center)[1]	6.125%		07/01/2032	$91,973
4,010,000	NH H&EFA (Franklin Pierce College)[1]	6.050		10/01/2034	2,363,053
1,980,000	NH H&EFA (Portsmouth Christian Academy)[1]	5.750		07/01/2023	1,428,412
6,115,000	NH H&EFA (Portsmouth Christian Academy)[1]	5.850		07/01/2033	3,820,407
40,000	NH H&EFA (St. Joseph Hospital/Youville House/Cove)[1]	5.500		07/01/2034	32,533
985,000	NH HE&HFA (Franklin Pierce College)[1]	5.300		10/01/2028	555,097

					9,117,905

New Jersey—6.3%
5,610,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.300		07/01/2023	5,477,492
15,510,000	NJ Tobacco Settlement Financing Corp.[1]	4.625		06/01/2026	9,903,290
22,275,000	NJ Tobacco Settlement Financing Corp.[1]	4.750		06/01/2034	11,885,717
79,740,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2029	50,788,798

					78,055,297

New Mexico—0.9%
10,000	Albuquerque, NM Airport[1]	5.000		07/01/2019	10,018
35,000	Albuquerque, NM Gross Receipts[1]	5.000		07/01/2021	35,158
1,495,000	Cabezon, NM Public Improvement District[1]	6.300		09/01/2034	952,330
6,780,000	Eldorado, NM Area Water and Sanitation District[1]	6.000		02/01/2023	5,225,685
20,000	Farmington, NM Hospital (San Juan Medical Center/Interface, Inc. Obligated Group)[1]	5.000		06/01/2016	19,862
250,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)[1]	5.800		04/01/2022	212,375
30,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)[1]	6.375		04/01/2022	25,647
25,000	Hobbs, NM Health Facilities (Evangelical Lutheran Good Samaritan Society)[1]	5.500		05/01/2026	21,098
500,000	Mariposa East, NM Public Improvement District[1]	6.000		09/01/2032	302,665
300,000	Montecito Estates, NM Public Improvement District[1]	7.000		10/01/2037	210,336
3,380,000	NM Educational Assistance Foundation[1]	5.900		09/01/2031	2,999,277
25,000	NM Finance Authority (Workers Compensation Administration Building)[1]	5.600		09/01/2014	25,069
15,000	NM Mtg. Finance Authority (Single Family Mtg.)[1]	5.150		09/01/2028	14,817
1,925,000	NM Trails Public Improvement District[1]	7.750		10/01/2038	1,451,431
25,000	Santa Fe County, NM (El Castillo Retirement Residences)[1]	5.750	[8]	05/15/2028	24,883
5,000	Santa Fe, NM Educational Facilities (St. John’s College)[1]	5.500		03/01/2024	4,281
100,000	Santa Fe, NM Educational Facilities (St. John’s College)[1]	5.500		03/01/2024	85,613

					11,620,545

New York—0.0%
50,000	NYC GO RIBS	8.706	[9]	08/27/2015	50,331
F28 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

North Carolina—0.0%
$20,000	NC Eastern Municipal Power Agency, Series B1	6.250%		01/01/2023	$20,004
20,000	NC Medical Care Commission (ARC/HDS Alamance Hsg. Corp.)	5.800		10/01/2034	14,275
625,000	NC Medical Care Commission Retirement Facilities (Village at Brookwood)[1]	5.250		01/01/2032	356,906

					391,185

North Dakota—0.3%
3,740,000	Grand Forks, ND Health Care Facilities (United Hospital/United Health Resources Obligated Group)	6.250		12/01/2024	3,485,456
25,000	Parshall, ND Water[1]	5.500		09/01/2024	24,379
10,000	Ward County, ND Health Care Facilities (Trinity Medical Center)[1]	6.000		07/01/2010	9,983
40,000	Williston, ND Water Utility	5.100		05/01/2013	40,065

					3,559,883

Ohio—9.3%
650,000	Blue Ash, OH Tax Increment Financing (Duke Realty)[1]	5.000		12/01/2035	475,040
5,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	0.000	[4]	06/01/2037	2,068,750
17,825,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125		06/01/2024	13,075,172
185,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375		06/01/2024	139,695
7,690,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.750		06/01/2034	4,585,470
14,570,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875		06/01/2030	9,315,912
11,275,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875		06/01/2047	6,380,072
70,620,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	6.500		06/01/2047	44,066,174
1,063,100,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.251	[3]	06/01/2047	18,923,180
743,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.501	[3]	06/01/2052	7,348,270
2,165,000	Centerville, OH Health Care (Bethany Lutheran Village)[1]	6.000		11/01/2038	1,276,549
35,000	Clermont County, OH Hospital Facilities (Mercy Health System)[1]	5.625		09/01/2021	32,879
40,000	Cleveland, OH Airport System[1]	5.000		01/01/2031	38,857
215,000	Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside Apartments)	7.000		06/01/2018	200,081
850,000	Cleveland-Cuyahoga County, OH Port Authority (Perrysburg)[1]	4.800		11/15/2035	535,517
F29 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Ohio Continued
$15,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.500%		02/15/2027	$12,851
295,000	Glenwillow Village, OH GO1	5.875		12/01/2024	301,924
25,000	Greene County, OH Economic Devel. (YMCA)[1]	6.000		12/01/2023	16,947
1,500,000	Greene County, OH University Hsg. (Central State University)[1]	5.625		09/01/2032	951,165
1,785,000	Grove City, OH Tax Increment Financing[1]	5.125		12/01/2016	1,468,412
2,500,000	Grove City, OH Tax Increment Financing[1]	5.375		12/01/2031	1,448,300
1,180,000	Jeffrey Place, OH New Community Authority (Jeffrey Place Redevel.)[1]	5.000		12/01/2022	772,629
75,000	Lucas County, OH Health Care Facilities (Sunset Retirement Communities)[1]	6.625		08/15/2030	67,853
10,000	Muskingum County, OH Hospital Facilities (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC Obligated Group)[1]	5.400		12/01/2016	10,001
500,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[1]	6.300		02/15/2024	383,470
1,260,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[1]	6.400		02/15/2034	868,039
655,000	Summit County, OH Port Authority (Twinsburg Township)[1]	5.125		05/15/2025	453,411
1,000,000	Toledo-Lucas County, OH Port Authority (Preston)[1]	4.800		11/15/2035	597,720

					115,814,340

Oklahoma—1.5%
15,000	Grady County, OK Industrial Authority (Correctional Facilities)[1]	6.000		11/01/2029	12,628
500,000	Grady County, OK Industrial Authority (Correctional Facilities)	7.800		11/01/2014	377,835
4,000,000	Langston, OK EDA (Langston University)[1]	5.000		05/01/2030	2,359,720
5,575,000	Langston, OK EDA (Langston University)[1]	5.000		05/01/2035	3,135,715
1,870,000	Langston, OK EDA (Langston University)[1]	5.250		05/01/2026	1,222,139
185,000	OK HFA (Single Family Homeownership Loan Program)	5.403	[3]	03/01/2029	62,626
20,000	Texas County, OK Devel Authority Student Hsg. (OPS U-Goodwell)[1]	5.450		11/01/2034	12,156
5,030,000	Tulsa, OK Municipal Airport Trust (American Airlines)[1]	6.250		06/01/2020	3,456,012
9,170,000	Tulsa, OK Municipal Airport Trust (American Airlines)[1]	7.350		12/01/2011	8,195,688

					18,834,519

Oregon—0.0%
10,000	Clackamas County, OR Hospital Facility Authority (Legacy Health System)[1]	5.500		02/15/2014	10,142
25,000	Clackamas County, OR Hospital Facility Authority (Williamette Falls Hospital)	6.000		04/01/2019	23,643
F30 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Oregon Continued
$10,000	OR GO (Elderly & Disabled Hsg.)[1]	5.500%		08/01/2026	$10,002
10,000	OR GO (Veterans Welfare)[1]	5.250		10/01/2042	8,920
45,000	OR GO (Veterans Welfare)[1]	6.000		04/01/2032	45,197
100,000	OR Health & Science University, Series A1	5.250		07/01/2028	81,474
25,000	OR Hsg. & Community Services Dept. (Single Family Mtg.)	6.400		07/01/2018	25,052

					204,430

Pennsylvania—0.3%
75,000	Blair County, PA IDA (The Village at Penn State
	Retirement Community)[1]	6.900		01/01/2022	61,477
55,000	Northeastern PA Hospital & Education Authority (WVHCS)	5.250		01/01/2026	45,161
25,000	Northumberland County, PA IDA (NHS Youth Services)[1]	5.500		02/15/2033	15,168
3,800,000	Northumberland County, PA IDA (NHS Youth Services)[1]	7.750		02/15/2029	3,313,524
1,000,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)[1]	7.250		01/01/2021	865,220

					4,300,550

Rhode Island—1.0%
5,000,000	Central Falls, RI Detention Facility[1]	7.250		07/15/2035	3,390,750
50,000	Providence, RI HDC (Barbara Jordan Apartments)[1]	6.750		07/01/2025	50,064
25,000	Providence, RI Public Building Authority[1]	5.400		12/15/2012	25,075
110,000	RI Health & Educational Building Corp. (Johnson & Wales University)[1]	6.100		04/01/2026	110,132
40,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500		04/01/2027	40,034
33,305,000	RI Tobacco Settlement Financing Corp. (TASC)	6.125	[3]	06/01/2052	257,448
7,175,000	RI Tobacco Settlement Financing Corp. (TASC)[1]	6.250		06/01/2042	4,615,175
211,125,000	RI Tobacco Settlement Financing Corp. (TASC)	6.580	[3]	06/01/2052	2,088,026
10,375,000	RI Tobacco Settlement Financing Corp. (TASC)	6.750	[3]	06/01/2052	65,363
1,500,000	Tiverton, RI Special Obligation Tax (Mount Hope Bay Village)[1]	6.875		05/01/2022	1,333,380

					11,975,447

South Carolina—2.3%
30,000	Charleston County, SC (Care Alliance Health Services)[1]	5.000		08/15/2019	30,253
45,000	Edgefield County, SC Water and Sewer Authority[1]	5.000		01/01/2028	36,861
25,000	Greer, SC Combined Utility System[1]	5.000		09/01/2025	24,125
35,000	Horry County, SC Hospital Facilities (Conway Hospital)[1]	5.000		07/01/2028	26,740
1,340,000	Lancaster County, SC (Edenmoor Improvement District)[1]	5.375		12/01/2016	1,113,553
1,480,000	Lancaster County, SC (Edenmoor Improvement District)[1]	5.750		12/01/2037	863,373
2,170,000	Lancaster County, SC (Sun City Carolina Lakes)[1]	5.450		12/01/2037	1,206,129
F31 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

South Carolina Continued
$8,565,000	Lee County, SC School Facilities, Series 2006[1]	6.000%		12/01/2027	$7,897,787
3,370,000	Lee County, SC School Facilities, Series 2007[1]	6.000		12/01/2031	2,979,518
1,265,000	Newberry County, SC Special Source Revenue (Newberry County Memorial Hospital)[1]	5.250		12/01/2029	997,883
35,000	Piedmont, SC Municipal Power Agency	5.000		01/01/2018	34,998
15,000	Piedmont, SC Municipal Power Agency[1]	5.000		01/01/2022	14,206
5,921,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)[1]	6.200		11/01/2036	3,641,948
600,000	SC Connector 2000 Assoc. Toll Road, Series B	5.535	[3]	01/01/2020	185,874
6,565,000	SC Connector 2000 Assoc. Toll Road, Series B	5.781	[3]	01/01/2021	1,847,588
11,240,000	SC Connector 2000 Assoc. Toll Road, Series B	6.697	[3]	01/01/2026	2,147,852
5,285,000	SC Educational Facilities Authority (Benedict College)[1]	5.600		07/01/2022	3,630,214
2,320,000	SC Educational Facilities Authority (Benedict College)[1]	5.625		07/01/2031	1,357,084
600,000	SC Educational Facilities Authority (Southern Wesleyan University)[1]	5.750		03/01/2029	419,616
50,000	SC Hsg. Finance & Devel. Authority, Series A-1[1]	5.300		07/01/2031	48,281
500,000	SC Jobs-EDA (Lutheran Homes)[1]	5.625		05/01/2042	289,395
25,000	SC Public Service Authority[1]	5.000		01/01/2029	23,905
30,000	SC State Budget & Control Board (Harden Street Facilities)[1]	6.000		12/01/2011	30,099

					28,847,282

South Dakota—0.0%
10,000	SD H&EFA (Prairie Lakes Health Care System)[1]	5.650		04/01/2022	9,557

Tennessee—0.0%
10,000	Jackson, TN Health Educational & Hsg. Facilities Board (Lambuth University)[1]	5.900		09/01/2015	10,031
15,000	Johnson City, TN H&EFB (Johnson City Medical Center)[1]	5.250		07/01/2028	15,193
15,000	Knox County, TN First Utility District Water & Sewer[1]	5.625		12/01/2019	15,113

					40,337

Texas—16.9%
300,000	Abilene, TX HFDC (Hendrick Medical Center)[1]	6.100		09/01/2015	300,261
1,305,000	Anson, TX Education Facilities Corp. Student Hsg. (University of Texas/Waterview Park)[1]	5.100		01/01/2034	680,388
6,035,000	Beasley, TX Higher Education Finance Corp., Series A	5.125		12/01/2034	3,551,054
3,090,000	Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill Apartments)	6.000		06/01/2021	2,270,099
6,625,000	Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill Apartments)	6.000		06/01/2031	4,199,720
5,765,000	Bexar County, TX HFC (American Opportunity Hsg.-Waterford/Kingswood)	7.000		12/01/2036	4,047,145
400,000	Bexar County, TX HFC (Doral Club)	8.750		10/01/2036	285,440
F32 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Texas Continued
$40,000	Brazoria County, TX Municipal Utility District No. 18[1]	5.300%		09/01/2028	$33,842
20,000	Brazos County, TX HFDC (Franciscan Services Corp.)[1]	5.375		01/01/2032	15,698
150,000	Chimney Hill, TX Municipal Utility District[1]	5.500		10/01/2011	150,248
60,000	Collin County, TX HFC (Community College District Foundation)	5.250		06/01/2031	31,901
5,000	Cypress Hill, TX Municipal Utility District No. 1[1]	5.250		09/01/2025	4,670
30,000	Dallas, TX Civic Center (Convention Complex)[1]	5.000		08/15/2028	28,948
25,000	Dallas-Fort Worth, TX International Airport Facility[1]	5.200		01/15/2031	22,131
1,550,000	Dallas-Fort Worth, TX International Airport Facility (American Airlines)	6.000		11/01/2014	932,976
700,000	Danbury, TX Higher Education Finance Corp. (Island Foundation)[1]	6.250		02/15/2036	477,729
7,650,000	Donna, TX GO1	6.250		02/15/2037	5,243,234
305,000	El Paso County, TX HFC (American Village Communities), Series A	6.250		12/01/2020	264,710
335,000	El Paso County, TX HFC (El Paso American Hsg. Foundation), Series A	6.375		12/01/2032	248,707
5,475,000	Escondido, TX Public Improvement District (Horseshoe Bay)[1]	7.250		10/01/2033	4,317,147
200,000	Fort Bend County, TX Municipal Utility District[1]	5.250		09/01/2021	197,868
20,000	Fort Bend, TX Independent School District[1]	5.375		02/15/2024	20,017
20,000	Harris County, TX HFDC (Texas Children’s Hospital)[1]	5.250		10/01/2029	20,657
45,000	Harris County-Houston, TX Sports Authority[1]	5.000		11/15/2025	42,409
65,000	Leander, TX Independent School District	5.457	[3]	08/15/2018	38,680
200,000	Lewisville, TX GO1	5.700		09/01/2028	118,382
650,000	Lewisville, TX GO1	6.000		10/01/2015	559,689
1,325,000	Lewisville, TX GO1	6.000		10/01/2025	866,484
5,510,000	Lewisville, TX GO1	6.000		10/01/2034	3,198,996
1,025,000	Lewisville, TX GO1	6.125		09/01/2029	633,532
2,345,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)	6.000		07/01/2022	1,600,697
1,530,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)	6.000		07/01/2025	985,963
770,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)	6.000		07/01/2032	453,861
270,000	Metro, TX HFDC (Wilson N. Jones Memorial Hospital)[1]	5.375		01/01/2023	237,479
580,000	Metro, TX HFDC (Wilson N. Jones Memorial Hospital)[1]	5.600		01/01/2017	580,081
235,000	Midlothian, TX Devel. Authority Tax Increment[1]	5.125		11/15/2026	157,403
75,000	Mission, TX EDC[1]	6.600		01/01/2020	75,412
15,000	North TX Tollway Authority (Dallas North Tollway System)[1]	5.000		01/01/2023	15,000
245,000	Odessa, TX Junior College District[1]	5.000		12/01/2019	245,093
50,000	Port of Corpus Christi, TX (Union Pacific Corp.)[1]	5.350		11/01/2010	48,430
1,680,000	Retama, TX Devel. Corp. (Retama Racetrack)[1]	10.000		12/15/2019	2,529,778
F33 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Texas Continued
$50,000	Richardson, TX Hospital Authority (Baylor/Richardson)[1]	5.625%		12/01/2028	$37,227
3,695,000	Sabine, TX River Authority Pollution Control (TXU Electric Company)	6.150		08/01/2022	1,966,922
15,000	San Marcos, TX GO1	5.000		08/15/2019	15,029
16,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[2,10]	6.250		11/15/2029	16,297,440
980,000	Tom Green County, TX HFDC (Shannon Health System/Shannon Medical Center)[1]	6.750		05/15/2021	927,129
20,000	Tomball, TX Hospital Authority (Tomball Regional Hospital)	6.000		07/01/2025	16,754
25,000	Tomball, TX Hospital Authority (Tomball Regional Hospital)	6.000		07/01/2029	19,850
7,000,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)[1]	7.750		10/01/2037	5,492,830
385,542	TX Affordable Hsg. Corp. (Ashton Place & Woodstock Apartments)[6]	6.300		08/01/2033	333,482
110,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.750		09/01/2027	56,618
485,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	6.000		09/01/2033	245,575
2,460,000	TX Folk Avenue South Transportation District[5]	5.625		11/01/2031	1,273,050
35,000	TX GO1	5.375		08/01/2019	35,524
10,000,000	TX Multifamily Housing Options (Affordable Hsg.)[5]	1.033	[8]	01/01/2039	9,105,850
145,000,000	TX Municipal Gas Acquisition & Supply Corp.[2]	6.250		12/15/2026	121,045,275
1,990,000	TX Municipal Gas Acquisition & Supply Corp.[5]	2.787	[8]	12/15/2026	1,184,050
545,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[6]	6.625		03/01/2020	365,869
3,065,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[6]	6.750		03/01/2031	1,886,048
660,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)[1]	6.250		09/01/2036	447,183
3,000,000	TX Public Finance Authority Charter School Finance Corp. (Idea Academy)[1]	5.000		08/15/2030	1,727,220
6,000,000	TX Public Finance Authority Charter School Finance Corp. (Idea Academy)[1]	5.000		08/15/2037	3,220,080
4,850,000	TX Public Finance Authority Charter School Finance Corp. (Kipp)[1]	5.000		02/15/2036	2,626,663
4,330,000	Wichita County, TX HFDC (Wichita Falls Retirement Foundation)[1]	6.250		01/01/2028	3,085,082

					211,142,709

U.S.Possessions—0.0%
65,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	50,874
F34 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Utah—0.1%
$15,000	Sandy City, UT Industrial Devel. (King Properties)[1]	6.125%	08/01/2016	$15,017
335,000	Utah County, UT Charter School (Lincoln Academy)[1]	5.875	06/15/2037	216,651
275,000	Utah County, UT Charter School (Renaissance Academy)[1]	5.625	07/15/2037	171,080
1,500,000	West Valley City, UT Sewer (East Hollywood High School)[1]	5.625	06/15/2037	928,470

				1,331,218

Vermont—0.1%
30,000	VT E&HBFA (Mary Hitchcock Memorial Hospital/Cooley Dickenson Hospital Obligated Group)[1]	5.000	11/15/2022	25,780
600,000	VT EDA (Wake Robin Corp.)[1]	5.250	05/01/2026	384,696
85,000	VT EDA (Wake Robin Corp.)[1]	6.300	03/01/2033	56,335
900,249	VT Educational & Health Buildings Financing Agency (Marlboro College)[1]	3.570	04/01/2019	629,589
225,000	VT Student Assistance Corp.	5.000	03/01/2026	211,916

				1,308,316

Virginia—2.9%
2,300,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)[1]	5.250	07/15/2025	1,526,234
825,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)[1]	5.500	07/15/2035	466,290
100,000	Danville, VA IDA Educational Facilities (Averett University)[1]	6.000	03/15/2016	92,945
3,000,000	Farms New Kent, VA Community Devel. Authority Special Assessment[1]	5.450	03/01/2036	1,649,520
750,000	Farms New Kent, VA Community Devel. Authority Special Assessment[1]	5.800	03/01/2036	427,478
25,000	Greensville County, VA IDA (Georgia-Pacific Corp.)	5.300	08/01/2014	18,920
25,000	Hampton Roads, VA Regional Jail Authority[1]	5.000	07/01/2028	23,181
900,000	New Port, VA CDA[1]	5.600	09/01/2036	451,656
65,000	Norton, VA IDA (Norton Community Hospital)[1]	6.000	12/01/2022	50,656
5,000,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[1]	6.350	09/01/2028	3,258,950
3,225,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[1]	6.450	09/01/2037	1,997,210
985,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)[1]	6.500	08/01/2028	711,613
2,940,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)[1]	6.500	08/01/2038	1,999,700
675,000	Suffolk, VA IDA (Lake Prince Center)[1]	5.300	09/01/2031	454,856
3,700,000	VA Celebrate South CDA Special Assessment[1]	6.250	03/01/2037	2,312,130
2,135,000	VA College Building Authority Educational Facilities (Regent University)	5.000	06/01/2036	1,573,722
F35 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Virginia Continued
$25,000	VA Hsg. Devel. Authority, Series B1	5.950%		05/01/2016	$25,052
30,000,000	VA Tobacco Settlement Authority[10]	5.000		06/01/2047	15,777,600
35,170,000	VA Tobacco Settlement Authority	5.670	[3]	06/01/2047	603,517
162,770,000	VA Tobacco Settlement Authority	5.770	[3]	06/01/2047	2,415,507
10,000	West Point, VA IDA Solid Waste (Chesapeake Corp.)[6]	6.250		03/01/2019	1,206

					35,837,943

Washington—6.6%
2,330,000	Bremerton, WA Hsg. Authority[1]	5.300		06/01/2026	1,463,892
4,145,000	Bremerton, WA Hsg. Authority[1]	5.500		06/01/2037	2,380,722
125,000	Kitsap County, WA Consolidated Hsg. Authority[1]	5.600		12/01/2028	89,910
20,000	Pierce County, WA Hsg. Authority[1]	5.800		12/01/2023	15,711
100,000	Port Camas, WA Public Industrial Corp. (James River Corp. of Virginia)[1]	6.700		04/01/2023	67,242
75,000	Radford, WA Court Properties Student Housing[1]	5.000		06/01/2027	70,697
2,460,000	Seattle, WA Hsg. Authority (Gamelin House & Genesee)[1]	5.700		11/01/2035	1,739,614
50,000	Seattle, WA Municipal Light & Power[1]	5.125		07/01/2022	50,434
165,000	Skagit Valley, WA College[1]	5.625		11/01/2017	165,130
140,000	Skagit Valley, WA College[1]	5.750		11/01/2023	140,004
500,000	Vancouver, WA Downtown Redevel. Authority (Conference Center)[1]	5.250		01/01/2028	335,575
1,800,000	Vancouver, WA Downtown Redevel. Authority (Conference Center)[1]	5.250		01/01/2034	1,125,486
25,000	Vancouver, WA Downtown Redevel. Authority (Conference Center)[1]	6.000		01/01/2028	19,807
3,010,000	Vancouver, WA Downtown Redevel. Authority (Conference Center)[1]	6.000		01/01/2034	2,254,189
55,000	Vancouver, WA Hsg. Authority[5]	5.500		03/01/2028	54,231
25,000	WA COP (Dept. of General Administration)[1]	5.300		10/01/2010	25,068
30,000	WA GO1	5.000		01/01/2024	30,015
16,605,000	WA Health Care Facilities Authority[1]	5.500		08/15/2042	11,018,746
33,785,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[2]	6.375		10/01/2036	34,097,041
20,000	WA Health Care Facilities Authority (Multicare Health System)	5.000		08/15/2022	17,974
17,030,000	WA Health Care Facilities Authority (Overlake Hospital Medical Center)[1]	5.000		07/01/2025	12,299,236
15,000,000	WA Health Care Facilities Authority (Providence Health System-Washington)[2]	5.250		10/01/2033	13,998,225
15,000	WA Health Care Facilities Authority (Swedish Health System)	5.125		11/15/2022	13,101
90,000	WA Health Care Facilities Authority (Yakima Valley Memorial Hospital Assoc.)[1]	5.250		12/01/2020	85,626
F36 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Washington Continued
$145,000	WA Health Care Facilities Authority (Yakima Valley Memorial Hospital Assoc.)[1]	5.375%	12/01/2027	$106,743
10,000	WA HFC (Gonzaga University)	5.850	07/01/2014	10,098
10,000	WA HFC (Nickerson Area Properties)[1]	5.250	01/01/2023	6,936
45,000	WA HFC (Presbyterian Ministries)[1]	5.450	01/01/2029	28,895
55,000	WA State University (Recreation Center)[1]	5.000	04/01/2032	53,887
195,000	WA Tobacco Settlement Authority (TASC)[1]	6.500	06/01/2026	172,632
25,000	WA Tobacco Settlement Authority (TASC)[1]	6.625	06/01/2032	18,316

				81,955,183

West Virginia—0.1%
50,000	Pleasants County, WV Pollution Control (Monongahela Power Company)[1]	6.150	05/01/2015	50,059
500,000	Wheeling, WV Tax Increment (Stone Building Renovation)[1]	5.200	06/01/2025	326,135
1,500,000	Wheeling, WV Tax Increment (Stone Building Renovation)[1]	5.500	06/01/2033	900,705

				1,276,899

Wisconsin—0.3%
5,000	Grant County, WI Hsg. Authority (Orchard Manor)	5.250	07/01/2018	5,003
1,750,000	Sokaogon, WI Chippewa Community (Gaming)[1]	7.000	01/01/2026	1,274,158
500,000	Waupun, WI Hsg. Authority (Christian Home & Rehabilitation)[1]	5.000	12/01/2029	279,445
10,000	WI GO1	5.350	11/01/2016	10,022
5,000	WI H&EFA (Froedert & Community)[1]	5.375	10/01/2030	4,701
280,000	WI H&EFA (Kenosha Hospital & Medical Center)[1]	5.625	05/15/2029	254,769
185,000	WI H&EFA (Medical College of Wisconsin)[1]	5.500	12/01/2026	185,033
2,140,000	WI H&EFA (Richland Hospital)[1]	5.375	06/01/2028	1,380,150
550,000	WI H&EFA (St. Clare Terrance)[1]	5.750	12/01/2036	334,125

				3,727,406

Wyoming—0.0%
645,000	Cheyenne, WY Hsg. Authority (Foxcrest II)[1]	5.400	06/01/2027	445,082

Total Municipal Bonds and Notes (Cost $2,607,677,068)				1,695,761,498

Corporate Bonds and Notes—0.0%
132,509	Delta Air Lines, Inc., Sr. Unsec. Nts.[1] (Cost $131,184)	8.000	12/01/2015	62,099

Total Investments, at Value (Cost $2,607,808,252)—135.9%				1,695,823,597
Liabilities in Excess of Other Assets—(35.9)				(447,710,684)

Net Assets—100.0%				$1,248,112,913

F37 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1.	All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

3.	Zero coupon bond reflects effective yield on the date of purchase.

4.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5.	Illiquid security. The aggregate value of illiquid securities as of January 31, 2009 was $37,500,627, which represents 3.00% of the Fund’s net assets. See Note 5 of accompanying Notes.

6.	Issue is in default. See Note 1 of accompanying Notes.

7.	Non-income producing security.

8.	Represents the current interest rate for a variable or increasing rate security.

9.	Represents the current interest rate for a variable rate bond known as an “inverse floater.” See Note 1 of accompanying Notes.

10.	When-issued security or delayed delivery to be delivered and settled after January 31, 2009. See Note 1 of accompanying Notes.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of January 31, 2009:

	Investments	Other Financial
	in Securities	Instruments*

Level 1—Quoted Prices	$—	$—
Level 2—Other Significant Observable Inputs	1,686,717,747	—
Level 3—Significant Unobservable Inputs	9,105,850	—

Total	$1,695,823,597	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
F38 | OPPENHEIMER AMT-FREE MUNICIPALS

To simplify the listings of securities, abbreviations are used per the table below:

AHF	American Housing Foundation
ARC	Assoc. of Retarded Citizens
BCC	Bethesda Company Care, Inc.
BCG	Bethesda Care Givers
BHA	Bethesda Hospital Assoc.
BHC	Bethesda Home Care
CDA	Communities Devel. Authority
CFGH	Central Florida Group Homes
CHHC	Community Health & Home Care
COP	Certificates of Participation
DKH	Day Kimball Hospital
E&HBFA	Educational Health Buildings Financing Agency
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
EMH	Elmhurst Memorial Hospital
EMHH	Elmhurst Memorial Home Health
EMHS	Elmhurst Memorial Health System
FHA	Federal Housing Agency/Authority
FHS	Freeman Health System
FNH	Freeman Neosho Hospital
FRS	Family Rehabilitation Services (Hancock Manor)
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HFA	Higher Education and Health Facilities Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HNE	Healthnet of New England
IDA	Industrial Devel. Agency
NYC	New York City
OHC	Oakwood Hospital Corp.
OUH	Oakwood United Hospitals
PP	Professionals PRN, Inc.
RIBS	Residual Interest Bonds
ROLs	Residual Option Longs
SSNH	Sunny Slope Nursing Home
TASC	Tobacco Settlement Asset-Backed Bonds
TC	Travis Corp. (People Care)
VC	VinFen Corp.
VCS	VinFen Clinical Services
WVHCS	Wyoming Valley Health Care System
YMCA	Young Men’s Christian Assoc.

See accompanying Notes to Financial Statements.
F39 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited
January 31, 2009

Assets
Investments, at value (cost $2,607,808,252)—see accompanying statement of investments	$1,695,823,597
Cash	2,126,342
Receivables and other assets:
Investments sold (including $27,917,863 sold on a when-issued or delayed delivery basis)	43,367,312
Interest	29,685,038
Shares of beneficial interest sold	8,001,006
Other	6,327,070

Total assets	1,785,330,365

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	275,573,000
Payable on borrowings (See Note 6)	199,800,000
Investments purchased (including $41,412,318 purchased on a when-issued or delayed delivery basis)	55,330,233
Shares of beneficial interest redeemed	3,618,401
Dividends	1,472,387
Interest expense on borrowings	403,581
Distribution and service plan fees	252,034
Trustees’ compensation	244,740
Shareholder communications	83,075
Transfer and shareholder servicing agent fees	61,842
Other	378,159

Total liabilities	537,217,452

Net Assets	$1,248,112,913

Composition of Net Assets
Par value of shares of beneficial interest	$243,826
Additional paid-in capital	2,456,979,346
Accumulated net investment income	8,437,143
Accumulated net realized loss on investments	(305,562,747)
Net unrealized depreciation on investments	(911,984,655)

Net Assets	$1,248,112,913

F40 | OPPENHEIMER AMT-FREE MUNICIPALS

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,016,632,704 and 198,442,133 shares of beneficial interest outstanding)	$5.12
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$5.38

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $21,935,366 and 4,299,530 shares of beneficial interest outstanding)	$5.10

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $209,544,843 and 41,084,499 shares of beneficial interest outstanding)	$5.10
See accompanying Notes to Financial Statements.
F41 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended January 31, 2009

Investment Income
Interest	$82,519,250
Other income	3,846

Total investment income	82,523,096

Expenses
Management fees	3,406,360
Distribution and service plan fees:
Class A	1,553,163
Class B	138,205
Class C	1,280,598
Transfer and shareholder servicing agent fees:
Class A	317,293
Class B	19,643
Class C	91,720
Shareholder communications:
Class A	36,337
Class B	1,623
Class C	6,589
Interest expense and fees on short-term floating rate notes issued (See Note 1)	7,758,465
Borrowing fees	3,877,625
Interest expense on borrowings	2,446,511
Trustees’ compensation	35,698
Custodian fees and expenses	8,729
Other	205,480

Total expenses	21,184,039
Less reduction to custodian expenses	(891)

Net expenses	21,183,148

Net Investment Income	61,339,948

Realized and Unrealized Loss
Net realized loss on investments	(173,615,886)
Net change in unrealized depreciation on investments	(501,106,768)

Net Decrease in Net Assets Resulting from Operations	$(613,382,706)

See accompanying Notes to Financial Statements.
F42 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2009	July 31,
	(Unaudited)	2008

Operations
Net investment income	$61,339,948	$130,763,500
Net realized loss	(173,615,886)	(129,781,018)
Net change in unrealized depreciation	(501,106,768)	(420,231,877)

Net decrease in net assets resulting from operations	(613,382,706)	(419,249,395)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(50,230,731)	(101,811,338)
Class B	(985,970)	(2,085,822)
Class C	(9,275,669)	(17,699,475)

	(60,492,370)	(121,596,635)

Beneficial Interest Transactions
Net decrease in net assets resulting from beneficial interest transactions:
Class A	(38,778,187)	(82,512,242)
Class B	(1,605,225)	(8,360,490)
Class C	(1,938,809)	(4,891,393)

	(42,322,221)	(95,764,125)

Net Assets
Total decrease	(716,197,297)	(636,610,155)
Beginning of period	1,964,310,210	2,600,920,365

End of period (including accumulated net investment income of $8,437,143 and $7,589,565, respectively)	$1,248,112,913	$1,964,310,210

See accompanying Notes to Financial Statements.
F43 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF CASH FLOWS Unaudited
For the Six Months Ended January 31, 2009

Cash Flows from Operating Activities
Net decrease in net assets from operations	$(613,382,706)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(148,348,087)
Proceeds from disposition of investment securities	230,033,206
Short-term investment securities, net	50,370,409
Premium amortization	895,871
Discount accretion	(13,736,516)
Net realized loss on investments	173,615,886
Net change in unrealized depreciation on investments	501,106,768
Decrease in interest receivable	2,383,771
Increase in receivable for securities sold	(27,839,447)
Increase in other assets	(6,124,141)
Increase in payable for securities purchased	42,991,455
Decrease in payable for accrued expenses	(12,458)

Net cash provided by operating activities	191,954,011

Cash Flows from Financing Activities
Proceeds from bank borrowings	426,900,000
Payments on bank borrowings	(324,900,000)
Payments on short-term floating rate notes issued	(182,590,000)
Proceeds from shares sold	354,171,243
Payments on shares redeemed	(439,044,657)
Cash distributions paid	(25,199,289)

Net cash used in financing activities	(190,662,703)
Net increase in cash	1,291,308
Cash, beginning balance	835,034

Cash, ending balance	$2,126,342

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $36,511,662
Cash paid for interest on bank borrowings—$2,270,291
Cash paid for interest on short-term floating rate notes issued—$7,758,465
See accompanying Notes to Financial Statements.
F44 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	January 31, 2009	Year Ended July 31,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$7.90	$10.04	$10.08	$10.16	$9.53	$9.19

Income (loss) from investment operations:
Net investment income	.26 [1]	.53 [1]	.51 [1]	.50 [1]	.55 [1]	.59
Net realized and unrealized gain (loss)	(2.78)	(2.17)	(.07)	(.03)	.63	.28

Total from investment operations	(2.52)	(1.64)	.44	.47	1.18	.87

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.26)	(.50)	(.48)	(.55)	(.55)	(.53)

Net asset value, end of period	$5.12	$7.90	$10.04	$10.08	$10.16	$9.53

Total Return, at Net Asset Value[2]	(32.32)%	(16.68)%	4.37%	4.78%	12.69%	9.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,016,633	$1,605,257	$2,129,928	$1,494,775	$780,571	$568,156

Average net assets (in thousands)	$1,255,842	$1,807,703	$1,838,511	$1,147,353	$639,474	$567,291

Ratios to average net assets:[3]
Net investment income	8.05%	6.05%	4.93%	4.97%	5.56%	6.18%
Expenses excluding interest and fees on short-term floating rate notes issued	1.59%	0.91%	0.79%	0.87%	0.92%	0.92%
Interest and fees on short-term floating rate notes issued[4]	1.00%	0.73%	0.58%	0.62%	0.40%	0.26%

Total expenses	2.59%[5]	1.64%[5]	1.37%[5]	1.49%	1.32%[5]	1.18%[5,6,7]

Portfolio turnover rate	8%	60%	18%	16%	15%	25%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5.	Reduction to custodian expenses less than 0.005%.

6.	Voluntary waiver of management fees less than 0.005%.

7.	Voluntary waiver of transfer agent fees less than 0.005%.
See accompanying Notes to Financial Statements.
F45 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	January 31, 2009	Year Ended July 31,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$7.87	$10.00	$10.04	$10.13	$9.50	$9.17

Income (loss) from investment operations:
Net investment income	.23 [1]	.46 [1]	.42 [1]	.42 [1]	.48 [1]	.52
Net realized and unrealized gain (loss)	(2.77)	(2.17)	(.06)	(.04)	.63	.27

Total from investment operations	(2.54)	(1.71)	.36	.38	1.11	.79

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.23)	(.42)	(.40)	(.47)	(.48)	(.46)

Net asset value, end of period	$5.10	$7.87	$10.00	$10.04	$10.13	$9.50

Total Return, at Net Asset Value[2]	(32.61)%	(17.34)%	3.56%	3.87%	11.87%	8.68%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,935	$35,642	$54,645	$58,570	$41,867	$47,024

Average net assets (in thousands)	$27,571	$43,378	$57,919	$50,695	$43,648	$55,864

Ratios to average net assets:[3]
Net investment income	7.20%	5.21%	4.09%	4.19%	4.83%	5.42%
Expenses excluding interest and fees on short-term floating rate notes issued	2.43%	1.74%	1.59%	1.68%	1.69%	1.69%
Interest and fees on short-term floating rate notes issued[4]	1.00%	0.73%	0.58%	0.62%	0.40%	0.26%

Total expenses	3.43%[5]	2.47%[5]	2.17%[5]	2.30%	2.09%[5]	1.95%[5,6,7]

Portfolio turnover rate	8%	60%	18%	16%	15%	25%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5.	Reduction to custodian expenses less than 0.005%.

6.	Voluntary waiver of management fees less than 0.005%.

7.	Voluntary waiver of transfer agent fees less than 0.005%.
See accompanying Notes to Financial Statements.
F46 | OPPENHEIMER AMT-FREE MUNICIPALS

	Six Months
	Ended
	January 31, 2009	Year Ended July 31,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$7.87	$10.00	$10.04	$10.13	$9.50	$9.16

Income (loss) from investment operations:
Net investment income	.23 [1]	.47 [1]	.43 [1]	.42 [1]	.47 [1]	.51
Net realized and unrealized gain (loss)	(2.77)	(2.17)	(.07)	(.04)	.64	.29

Total from investment operations	(2.54)	(1.70)	.36	.38	1.11	.80

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.23)	(.43)	(.40)	(.47)	(.48)	(.46)

Net asset value, end of period	$5.10	$7.87	$10.00	$10.04	$10.13	$9.50

Total Return, at Net Asset Value[2]	(32.59)%	(17.29)%	3.60%	3.89%	11.87%	8.79%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$209,545	$323,411	$416,347	$250,929	$70,807	$27,793

Average net assets (in thousands)	$254,994	$361,518	$344,756	$159,084	$40,236	$25,810

Ratios to average net assets:[3]
Net investment income	7.30%	5.30%	4.16%	4.17%	4.70%	5.39%
Expenses excluding interest and fees on short-term floating rate notes issued	2.36%	1.68%	1.55%	1.62%	1.69%	1.70%
Interest and fees on short-term floating rate notes issued[4]	1.00%	0.73%	0.58%	0.62%	0.40%	0.26%

Total expenses	3.36%[5]	2.41%[5]	2.13%[5]	2.24%	2.09%[5]	1.96%[5,6,7]

Portfolio turnover rate	8%	60%	18%	16%	15%	25%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5.	Reduction to custodian expenses less than 0.005%.

6.	Voluntary waiver of management fees less than 0.005%.

7.	Voluntary waiver of transfer agent fees less than 0.005%.
See accompanying Notes to Financial Statements.
F47 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer AMT-Free Municipals (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek as high a level of current interest income exempt from federal income taxes as is available from investing in municipal securities, while attempting to preserve capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
F48 | OPPENHEIMER AMT-FREE MUNICIPALS

     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
F49 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
     As of January 31, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$ 41,412,318
Sold securities	27,917,863
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $229,063,762 as of January 31, 2009, which represents 12.83% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate
F50 | OPPENHEIMER AMT-FREE MUNICIPALS

securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At January 31, 2009, municipal bond holdings with a value of $379,806,918 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $275,573,000 in short-term floating rate notes issued and outstanding at that date.
     At January 31, 2009, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon		Maturity
Amount	Inverse Floater[1]	Rate[2]		Date	Value

$2,000,000	AK HFC ROLs	14.321%		12/1/33	$1,390,080
3,285,000	Athens, GA Area Facilities Corp. COP ROLs	14.311		6/15/37	943,189
11,660,000	GA Main Street Natural Gas ROLs[3]	2.450		9/15/26	6,499,634
6,890,000	GA Main Street Natural Gas ROLs[3]	2.450		9/15/27	3,651,356
2,650,000	GA Main Street Natural Gas ROLs[3]	2.450		9/15/28	1,346,916
20,815,000	IA Tobacco Settlement Authority ROLs[3]	3.508		6/1/46	225,843
3,750,000	IL Finance Authority ROLs	9.960		5/15/29	2,357,250
2,625,000	IL Health Facilities Authority ROLs	14.669		8/15/33	1,518,038
5,525,000	Jefferson Parish, LA Finance Authority (Single Family Mtg.) ROLs	15.091		12/1/32	5,608,096
4,870,000	MI Hospital Finance Authority ROLs[3]	13.310		12/1/23	5,709,150
3,145,000	Northwestern Gwinnett County, GA Facilities Corp. COP ROLs	14.225		6/15/29	1,765,100
7,260,000	Salt Verde, AZ Financial Corp. ROLs[3]	15.264		12/1/37	(1,217,792)
22,435,000	Salt Verde, AZ Financial Corp. ROLs[3]	7.077		12/1/37	7,869,077
4,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	—	[4]	11/15/29	4,297,440
68,150,000	TX Municipal Gas Acquisition & Supply Corp. ROLs[3]	9.939		12/15/26	44,195,275
F51 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$7,500,000	WA Austin Trust Various States Inverse Certificates	9.346%	10/1/33	$6,498,225
11,265,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[3]	14.070	10/1/30	11,577,041

				$104,233,918

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F39 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater”.

3.	Security is subject to a shortfall and forbearance agreement.

4.	The underlying bond was purchased on a when-issued or delayed delivery basis. Therefore, the interest rate will be determined upon settlement.
The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
     The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2009, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $205,960,208.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire
F52 | OPPENHEIMER AMT-FREE MUNICIPALS

securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2009, securities with an aggregate market value of $9,385,808, representing 0.75% of the Fund’s net assets, were in default.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended July 31, 2008, the Fund did not utilize any capital loss carry-forward to offset capital gains realized in that fiscal year. As of July 31, 2008, the Fund had available for federal income tax purposes post-October losses of $76,786,479 and unused capital loss carryforwards as follows:

Expiring

2010	$9,598,553
2016	32,187,440

Total	$41,785,993

As of January 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $292,188,358 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2009 are noted in the following table. The primary difference
F53 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,638,397,941

Gross unrealized appreciation	$23,396,978
Gross unrealized depreciation	(965,971,322)

Net unrealized depreciation	$(942,574,344)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$13,576
Payments Made to Retired Trustees	18,359
Accumulated Liability as of January 31, 2009	177,989
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
F54 | OPPENHEIMER AMT-FREE MUNICIPALS

Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2009		Year Ended July 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	48,629,482	$285,979,342	102,176,407	$910,757,033
Dividends and/or distributions reinvested	5,181,100	30,920,898	7,257,780	63,366,022
Redeemed	(58,531,194)	(355,678,427)	(118,468,710)	(1,056,635,297)

Net decrease	(4,720,612)	$(38,778,187)	(9,034,523)	$(82,512,242)

F55 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited
2. Shares of Beneficial Interest Continued

	Six Months Ended January 31, 2009		Year Ended July 31, 2008
	Shares	Amount	Shares	Amount

Class B
Sold	729,689	$4,445,690	1,213,825	$10,635,999
Dividends and/or distributions reinvested	93,220	550,310	138,493	1,205,685
Redeemed	(1,052,790)	(6,601,225)	(2,288,281)	(20,202,174)

Net decrease	(229,881)	$(1,605,225)	(935,963)	$(8,360,490)

Class C
Sold	11,520,185	$66,825,868	21,432,514	$190,068,712
Dividends and/or distributions reinvested	854,516	5,040,454	1,060,919	9,197,327
Redeemed	(12,397,066)	(73,805,131)	(23,035,200)	(204,157,432)

Net decrease	(22,365)	$(1,938,809)	(541,767)	$(4,891,393)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$148,348,087	$230,033,206
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2009, the Fund paid $439,299 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan,
F56 | OPPENHEIMER AMT-FREE MUNICIPALS

the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2008 for Class B and Class C shares were $1,824,602 and $4,696,897, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor

January 31, 2009	$191,279	$109,784	$51,822	$38,949
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
F57 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Illiquid Securities
As of January 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (1.3014% as of January 31, 2009). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2009 equal 0.82% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of January 31, 2009, the Fund had borrowings outstanding at an interest rate of 1.3014%. Details of the borrowings for the six months ended January 31, 2009 are as follows:

Average Daily Loan Balance	$153,839,130
Average Daily Interest Rate	3.035%
Fees Paid	$9,858,071
Interest Paid	$2,270,291
F58 | OPPENHEIMER AMT-FREE MUNICIPALS

7. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of
23 | OPPENHEIMER AMT-FREE MUNICIPALS

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ron Fielding, Daniel Loughran, Scott Cottier and Troy Willis, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as Directors or Trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded that, in light of the Manager’s experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load New York municipal debt funds. The Board noted that the Fund’s five-year and ten-year performance for the periods ended December 31, 2007, were better than its peer group median although its one-year and three-year performance were below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and New York municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual and actual management fees and total expenses are lower than its peer group median.
24 | OPPENHEIMER AMT-FREE MUNICIPALS

     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
25 | OPPENHEIMER AMT-FREE MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding – Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
26 | OPPENHEIMER AMT-FREE MUNICIPALS

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT — Free Municipals
By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 03/12/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 03/12/2009

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 03/12/2009